UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02402

John Hancock Sovereign Bond Fund (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual report
John Hancock
Bond Fund
Fixed income
November 30, 2021

A message to shareholders
Dear shareholder,
The fixed-income markets grew increasingly volatile during the six months ended November 30, 2021. One factor was rising inflation; the 12-month inflation rate in the United States and eurozone reached 30-year highs, and inflation generally rose across Asia as well. Persistently high inflation led to expectations that central banks around the world will reduce or eliminate their accommodative policies sooner than expected.
Another factor was the spread of new, more-transmissible COVID-19 variants, including Delta and Omicron, that created uncertainty about global economic growth going forward. In this environment, global bond yields generally moved higher, led by short- and intermediate-term yields as investors began to price in changing central bank policies.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
45	Financial statements
49	Financial highlights
56	Notes to financial statements
67	Evaluation of advisory and subadvisory agreements by the Board of Trustees
73	More information
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2021 (%)

The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	3

COUNTRY COMPOSITION AS OF 11/30/2021 (% of net assets)
United States	88.7
United Kingdom	1.6
Canada	1.5
Ireland	1.2
Other countries	7.0
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-21	as of 11-30-21
Class A	-3.99	3.50	4.06	-3.00	18.75	48.88	1.78	1.77
Class C	-1.68	3.62	3.76	-0.31	19.44	44.62	1.16	1.15
Class I1	0.28	4.65	4.82	1.13	25.52	60.05	2.16	2.15
Class R2[1,2]	-0.06	4.24	4.44	1.00	23.08	54.45	1.77	1.76
Class R4[1,2]	0.14	4.50	4.60	1.06	24.63	56.86	2.02	1.91
Class R6[1]	0.39	4.77	4.94	1.25	26.26	62.02	2.26	2.25
Class NAV[1,2]	0.39	4.77	4.76	1.19	26.25	59.19	2.27	2.26
Index††	-1.15	3.65	3.04	1.02	19.64	34.88	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.78	1.48	0.48	0.87	0.72	0.37	0.36
Net (%)	0.77	1.47	0.47	0.86	0.61	0.36	0.35
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg U.S. Aggregate Bond Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Aggregate Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	11-30-11	14,462	14,462	13,488
Class I1	11-30-11	16,005	16,005	13,488
Class R2[1,2]	11-30-11	15,445	15,445	13,488
Class R4[1,2]	11-30-11	15,686	15,686	13,488
Class R6[1]	11-30-11	16,202	16,202	13,488
Class NAV[1,2]	11-30-11	15,919	15,919	13,488
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class R2 shares were first offered on 3-1-12; Class R4 shares were first offered on 3-27-15; Class NAV shares were first offered on 8-31-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2021	Ending value on 11-30-2021	Expenses paid during period ended 11-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,010.40	$3.83	0.76%
	Hypothetical example	1,000.00	1,021.30	3.85	0.76%
Class C	Actual expenses/actual returns	1,000.00	1,006.90	7.35	1.46%
	Hypothetical example	1,000.00	1,017.70	7.38	1.46%
Class I	Actual expenses/actual returns	1,000.00	1,011.30	2.32	0.46%
	Hypothetical example	1,000.00	1,022.80	2.33	0.46%
Class R2	Actual expenses/actual returns	1,000.00	1,010.00	4.28	0.85%
	Hypothetical example	1,000.00	1,020.80	4.31	0.85%
Class R4	Actual expenses/actual returns	1,000.00	1,010.60	3.02	0.60%
	Hypothetical example	1,000.00	1,022.10	3.04	0.60%
Class R6	Actual expenses/actual returns	1,000.00	1,012.50	1.77	0.35%
	Hypothetical example	1,000.00	1,023.30	1.78	0.35%
Class NAV	Actual expenses/actual returns	1,000.00	1,011.90	1.71	0.34%
	Hypothetical example	1,000.00	1,023.40	1.72	0.34%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
8	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 30.0%				$7,556,115,460
(Cost $7,449,014,884)
U.S. Government 16.1%				4,052,479,551
U.S. Treasury
Bond	1.875	11-15-51	96,520,000	98,420,238
Bond	2.000	11-15-41	908,287,000	930,994,175
Bond	2.000	08-15-51	1,006,399,700	1,053,889,150
Bond	2.250	08-15-49	47,185,000	51,872,166
Bond	2.500	02-15-45	182,054,000	203,964,483
Bond	3.125	11-15-41	237,343,000	288,983,644
Note	0.250	09-30-23	410,201,000	408,326,254
Note	0.250	06-15-24	202,825,000	200,368,915
Note	0.375	10-31-23	140,905,000	140,519,712
Note	0.375	08-15-24	46,725,000	46,246,799
Note	0.625	10-15-24	72,810,000	72,445,950
Note	1.250	11-30-26	32,949,000	33,095,726
Note	1.375	11-15-31	378,544,000	376,237,248
Note	1.500	11-30-28	145,839,000	147,115,091
U.S. Government Agency 13.9%				3,503,635,909
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	142,837,590	143,508,899
30 Yr Pass Thru	2.000	11-01-50	27,218,914	27,372,355
30 Yr Pass Thru	2.500	09-01-50	32,900,228	33,841,171
30 Yr Pass Thru	2.500	10-01-50	154,420,724	159,199,057
30 Yr Pass Thru	3.000	03-01-43	4,139,283	4,420,141
30 Yr Pass Thru	3.000	12-01-45	13,536,456	14,404,167
30 Yr Pass Thru	3.000	05-01-46	2,557,214	2,725,132
30 Yr Pass Thru	3.000	10-01-46	5,842,406	6,204,135
30 Yr Pass Thru	3.000	10-01-46	4,509,329	4,787,676
30 Yr Pass Thru	3.000	10-01-46	7,934,387	8,395,885
30 Yr Pass Thru	3.000	10-01-46	58,386,627	62,038,086
30 Yr Pass Thru	3.000	12-01-46	44,359,264	46,814,629
30 Yr Pass Thru	3.000	12-01-46	10,347,035	11,013,532
30 Yr Pass Thru	3.000	04-01-47	28,915,868	30,579,667
30 Yr Pass Thru	3.000	09-01-49	15,761,814	16,493,768
30 Yr Pass Thru	3.000	10-01-49	19,315,821	20,201,650
30 Yr Pass Thru	3.000	12-01-49	20,749,128	21,529,509
30 Yr Pass Thru	3.000	01-01-50	15,684,291	16,435,926
30 Yr Pass Thru	3.000	02-01-50	10,413,802	10,916,115
30 Yr Pass Thru	3.500	06-01-42	3,158,305	3,402,870
30 Yr Pass Thru	3.500	04-01-44	4,437,851	4,812,183
30 Yr Pass Thru	3.500	05-01-45	7,327,181	7,871,669
30 Yr Pass Thru	3.500	08-01-46	43,462,511	46,746,569
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	09-01-46	10,035,891	$10,728,350
30 Yr Pass Thru	3.500	10-01-46	1,993,192	2,127,060
30 Yr Pass Thru	3.500	10-01-46	16,552,521	17,812,941
30 Yr Pass Thru	3.500	11-01-46	5,626,202	6,012,642
30 Yr Pass Thru	3.500	11-01-46	6,003,986	6,431,384
30 Yr Pass Thru	3.500	12-01-46	7,691,212	8,243,524
30 Yr Pass Thru	3.500	01-01-47	5,308,258	5,704,377
30 Yr Pass Thru	3.500	02-01-47	7,303,791	7,794,330
30 Yr Pass Thru	3.500	04-01-47	9,725,101	10,453,858
30 Yr Pass Thru	3.500	09-01-47	24,794,360	26,536,119
30 Yr Pass Thru	4.000	01-01-41	7,310,690	7,969,077
30 Yr Pass Thru	4.000	03-01-42	3,955,586	4,302,174
30 Yr Pass Thru	4.000	11-01-43	2,874,150	3,142,150
30 Yr Pass Thru	4.000	01-01-47	7,562,447	8,265,242
30 Yr Pass Thru	4.000	03-01-47	22,476,100	24,312,000
30 Yr Pass Thru	4.000	04-01-47	9,182,137	9,981,294
30 Yr Pass Thru	4.000	05-01-47	7,415,359	8,060,746
30 Yr Pass Thru	4.000	10-01-47	12,479,603	13,500,722
30 Yr Pass Thru	4.000	03-01-48	3,606,611	3,882,668
30 Yr Pass Thru	4.000	07-01-48	21,562,490	23,330,502
30 Yr Pass Thru	4.000	08-01-48	11,044,246	11,917,892
30 Yr Pass Thru	5.500	11-01-39	2,568,090	2,957,755
Federal National Mortgage Association
30 Yr Pass Thru (A)	2.000	TBA	182,181,000	182,345,746
30 Yr Pass Thru	2.000	09-01-50	40,121,061	40,309,622
30 Yr Pass Thru	2.000	09-01-50	22,919,834	22,990,308
30 Yr Pass Thru	2.000	09-01-50	22,228,431	22,332,900
30 Yr Pass Thru	2.000	10-01-50	27,941,432	28,072,751
30 Yr Pass Thru	2.000	11-01-50	41,467,044	41,653,509
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	2.372	07-01-33	330	342
30 Yr Pass Thru (A)	2.500	TBA	709,224,000	726,954,600
30 Yr Pass Thru	2.500	08-01-50	33,073,455	34,065,860
30 Yr Pass Thru	2.500	08-01-50	35,688,114	36,792,432
30 Yr Pass Thru	2.500	09-01-50	141,893,468	146,395,024
30 Yr Pass Thru	2.500	09-01-50	15,017,237	15,460,807
30 Yr Pass Thru	2.500	09-01-50	76,820,610	79,125,697
30 Yr Pass Thru	3.000	07-01-42	2,478,100	2,624,156
30 Yr Pass Thru	3.000	10-01-42	3,860,143	4,075,591
30 Yr Pass Thru	3.000	10-01-42	2,274,338	2,401,276
30 Yr Pass Thru	3.000	04-01-43	1,769,058	1,873,324
30 Yr Pass Thru	3.000	12-01-45	20,126,030	21,192,727
30 Yr Pass Thru	3.000	08-01-46	30,588,603	32,353,211
30 Yr Pass Thru	3.000	08-01-46	22,326,651	23,614,640
30 Yr Pass Thru	3.000	09-01-46	3,100,205	3,290,095
10	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-46	2,165,474	$2,298,111
30 Yr Pass Thru	3.000	10-01-46	17,121,993	17,938,513
30 Yr Pass Thru	3.000	01-01-47	20,149,002	21,374,331
30 Yr Pass Thru	3.000	02-01-47	11,768,129	12,527,919
30 Yr Pass Thru	3.000	10-01-47	23,934,291	25,300,063
30 Yr Pass Thru	3.000	11-01-47	25,212,115	26,666,561
30 Yr Pass Thru	3.000	11-01-48	45,452,040	47,591,168
30 Yr Pass Thru	3.000	11-01-48	15,867,265	16,698,327
30 Yr Pass Thru	3.000	09-01-49	21,303,240	22,292,528
30 Yr Pass Thru	3.000	09-01-49	35,617,981	37,561,419
30 Yr Pass Thru	3.000	10-01-49	10,824,186	11,235,178
30 Yr Pass Thru	3.000	10-01-49	39,982,778	42,014,439
30 Yr Pass Thru	3.000	11-01-49	24,598,660	25,940,846
30 Yr Pass Thru	3.000	11-01-49	27,462,931	28,779,031
30 Yr Pass Thru	3.000	11-01-49	21,486,759	22,484,570
30 Yr Pass Thru	3.000	11-01-49	26,082,998	27,074,175
30 Yr Pass Thru	3.000	12-01-49	25,616,418	26,795,998
30 Yr Pass Thru	3.000	01-01-50	21,739,766	22,704,148
30 Yr Pass Thru	3.500	11-01-40	1,280,182	1,375,306
30 Yr Pass Thru	3.500	06-01-42	1,192,670	1,284,547
30 Yr Pass Thru	3.500	08-01-42	2,737,067	2,947,916
30 Yr Pass Thru	3.500	06-01-43	11,316,332	12,205,766
30 Yr Pass Thru	3.500	07-01-43	3,390,240	3,656,703
30 Yr Pass Thru	3.500	07-01-43	3,523,061	3,799,964
30 Yr Pass Thru	3.500	01-01-45	2,388,527	2,591,187
30 Yr Pass Thru	3.500	04-01-45	7,488,044	8,041,484
30 Yr Pass Thru	3.500	04-01-45	1,939,241	2,082,570
30 Yr Pass Thru	3.500	04-01-45	8,280,556	8,892,570
30 Yr Pass Thru	3.500	01-01-46	21,816,436	23,524,331
30 Yr Pass Thru	3.500	02-01-46	14,059,058	14,983,930
30 Yr Pass Thru	3.500	07-01-46	10,631,005	11,287,175
30 Yr Pass Thru	3.500	07-01-46	4,908,720	5,245,445
30 Yr Pass Thru	3.500	08-01-46	22,975,963	24,609,492
30 Yr Pass Thru	3.500	02-01-47	25,122,399	26,892,833
30 Yr Pass Thru	3.500	03-01-47	30,858,348	33,148,726
30 Yr Pass Thru	3.500	05-01-47	18,176,921	19,560,136
30 Yr Pass Thru	3.500	07-01-47	34,751,057	37,330,360
30 Yr Pass Thru	3.500	08-01-47	23,787,760	25,508,741
30 Yr Pass Thru	3.500	11-01-47	28,935,848	30,941,114
30 Yr Pass Thru	3.500	12-01-47	13,993,563	14,919,593
30 Yr Pass Thru	3.500	01-01-48	22,869,264	24,382,646
30 Yr Pass Thru	3.500	03-01-48	5,930,711	6,386,192
30 Yr Pass Thru	3.500	03-01-48	12,987,026	13,703,388
30 Yr Pass Thru	3.500	03-01-49	3,547,939	3,782,725
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-49	23,384,553	$24,866,266
30 Yr Pass Thru	3.500	09-01-49	7,348,337	7,728,984
30 Yr Pass Thru	3.500	12-01-49	39,999,500	42,046,491
30 Yr Pass Thru	3.500	02-01-50	34,881,420	36,666,491
30 Yr Pass Thru	4.000	09-01-40	3,294,711	3,591,741
30 Yr Pass Thru	4.000	09-01-40	4,583,221	4,995,492
30 Yr Pass Thru	4.000	11-01-40	1,478,183	1,611,237
30 Yr Pass Thru	4.000	12-01-40	1,824,791	1,989,007
30 Yr Pass Thru	4.000	01-01-41	2,777,146	3,028,555
30 Yr Pass Thru	4.000	09-01-41	4,028,927	4,392,841
30 Yr Pass Thru	4.000	09-01-41	1,886,237	2,055,201
30 Yr Pass Thru	4.000	10-01-41	1,304,245	1,422,175
30 Yr Pass Thru	4.000	01-01-42	1,877,919	2,046,446
30 Yr Pass Thru	4.000	05-01-42	2,548,778	2,771,136
30 Yr Pass Thru	4.000	09-01-43	5,114,042	5,652,889
30 Yr Pass Thru	4.000	10-01-43	4,912,688	5,401,150
30 Yr Pass Thru	4.000	10-01-43	1,844,072	2,013,019
30 Yr Pass Thru	4.000	01-01-44	3,646,255	4,009,936
30 Yr Pass Thru	4.000	12-01-45	9,934,809	10,813,952
30 Yr Pass Thru	4.000	02-01-46	5,181,193	5,612,158
30 Yr Pass Thru	4.000	04-01-46	6,384,279	6,907,334
30 Yr Pass Thru	4.000	06-01-46	3,893,292	4,212,264
30 Yr Pass Thru	4.000	07-01-46	7,859,330	8,498,322
30 Yr Pass Thru	4.000	10-01-46	2,335,623	2,524,788
30 Yr Pass Thru	4.000	01-01-47	9,518,195	10,386,497
30 Yr Pass Thru	4.000	03-01-47	10,392,981	11,237,967
30 Yr Pass Thru	4.000	04-01-47	10,888,793	11,858,138
30 Yr Pass Thru	4.000	11-01-47	3,624,001	3,907,376
30 Yr Pass Thru	4.000	12-01-47	7,329,811	7,956,673
30 Yr Pass Thru	4.000	12-01-47	4,016,109	4,323,807
30 Yr Pass Thru	4.000	09-01-48	3,467,735	3,745,882
30 Yr Pass Thru	4.000	10-01-48	9,782,009	10,537,582
30 Yr Pass Thru	4.000	10-01-48	12,542,069	13,569,623
30 Yr Pass Thru	4.000	01-01-49	9,550,234	10,216,278
30 Yr Pass Thru	4.000	02-01-49	8,030,278	8,592,828
30 Yr Pass Thru	4.000	07-01-49	15,793,474	16,964,024
30 Yr Pass Thru	7.000	09-01-31	113	133
30 Yr Pass Thru	7.000	09-01-31	91	108
30 Yr Pass Thru	7.000	09-01-31	1,685	1,984
30 Yr Pass Thru	7.000	01-01-32	56	67
30 Yr Pass Thru	7.000	05-01-32	106	126
30 Yr Pass Thru	7.000	06-01-32	35	40
30 Yr Pass Thru	7.500	09-01-29	37	42
30 Yr Pass Thru	7.500	12-01-29	44	51
12	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.500	01-01-31	18	$21
30 Yr Pass Thru	7.500	05-01-31	111	129
30 Yr Pass Thru	7.500	08-01-31	79	87
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	2,348	2,620
30 Yr Pass Thru	5.000	04-15-35	1,246	1,391
30 Yr Pass Thru	5.500	03-15-35	1,968	2,217
30 Yr Pass Thru	6.000	03-15-33	1,887	2,144
30 Yr Pass Thru	6.000	06-15-33	553	626
30 Yr Pass Thru	6.500	09-15-28	89	98
30 Yr Pass Thru	6.500	09-15-29	101	112
30 Yr Pass Thru	6.500	08-15-31	171	194
30 Yr Pass Thru	7.000	04-15-29	462	521

30 Yr Pass Thru	8.000	10-15-26	242	267
Foreign government obligations 0.5%				$128,140,635
(Cost $125,575,689)
Argentina 0.1%				26,198,317
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	84,996,000	26,198,317
Qatar 0.2%				49,686,668
State of Qatar
Bond (C)	3.375	03-14-24	24,739,000	25,962,838
Bond (C)	5.103	04-23-48	17,804,000	23,723,830
Saudi Arabia 0.2%				52,255,650
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	45,688,000	52,255,650

Corporate bonds 52.9%				$13,353,054,882
(Cost $12,985,883,547)
Communication services 7.0%				1,756,318,124
Diversified telecommunication services 2.4%
AT&T, Inc.	2.300	06-01-27	18,848,000	19,142,194
AT&T, Inc.	3.100	02-01-43	109,930,000	106,086,225
AT&T, Inc.	3.500	06-01-41	36,838,000	37,847,492
AT&T, Inc.	3.650	06-01-51	8,114,000	8,424,569
C&W Senior Financing DAC (C)	6.875	09-15-27	20,070,000	20,942,672
Cincinnati Bell, Inc. (C)	7.000	07-15-24	22,599,000	22,994,483
Connect Finco SARL (C)	6.750	10-01-26	23,292,000	24,281,910
GCI LLC (C)	4.750	10-15-28	14,151,000	14,484,963
Kenbourne Invest SA (C)	4.700	01-22-28	5,139,000	4,992,539
Kenbourne Invest SA (C)	6.875	11-26-24	8,255,000	8,605,838
Level 3 Financing, Inc. (C)	3.400	03-01-27	25,465,000	26,101,625
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Radiate Holdco LLC (C)	6.500	09-15-28	13,010,000	$12,615,797
Switch, Ltd. (C)	3.750	09-15-28	4,349,000	4,305,510
Telecom Argentina SA (C)(D)	8.000	07-18-26	12,621,000	11,895,293
Telecom Italia Capital SA	7.200	07-18-36	23,001,000	25,052,919
Telecom Italia SpA (C)	5.303	05-30-24	15,555,000	16,134,268
Telefonica Emisiones SA	5.213	03-08-47	48,489,000	60,693,451
Telesat Canada (C)	5.625	12-06-26	9,941,000	9,120,917
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	17,481,000	17,044,150
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	32,912,000	33,981,640
Verizon Communications, Inc.	3.000	03-22-27	5,717,000	6,036,506
Verizon Communications, Inc.	4.329	09-21-28	53,889,000	61,377,903
Verizon Communications, Inc.	4.400	11-01-34	20,489,000	24,019,867
Verizon Communications, Inc.	4.500	08-10-33	24,743,000	29,190,796
Entertainment 0.9%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) (C)	12.000	06-15-26	24,687,000	25,088,164
Lions Gate Capital Holdings LLC (C)	5.500	04-15-29	23,565,000	23,859,563
Live Nation Entertainment, Inc. (C)	4.750	10-15-27	24,978,000	24,978,000
Netflix, Inc.	4.875	04-15-28	42,788,000	48,403,925
Netflix, Inc. (C)	4.875	06-15-30	18,644,000	21,589,752
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	7,403,896
Netflix, Inc.	5.875	11-15-28	32,839,000	39,304,342
Playtika Holding Corp. (C)	4.250	03-15-29	3,450,000	3,273,602
WMG Acquisition Corp. (C)	3.000	02-15-31	26,977,000	25,405,050
WMG Acquisition Corp. (C)	3.875	07-15-30	18,861,000	18,908,153
Interactive media and services 0.2%
ANGI Group LLC (C)	3.875	08-15-28	14,672,000	13,936,052
Match Group Holdings II LLC (C)	3.625	10-01-31	9,329,000	8,794,448
Match Group Holdings II LLC (C)	4.125	08-01-30	12,932,000	12,818,845
Twitter, Inc. (C)	3.875	12-15-27	13,568,000	14,144,640
Media 2.1%
Altice Financing SA (C)	5.000	01-15-28	6,979,000	6,524,283
Altice France Holding SA (C)	10.500	05-15-27	4,417,000	4,754,105
Cable One, Inc. (C)	4.000	11-15-30	7,808,000	7,515,200
CCO Holdings LLC (C)	4.500	06-01-33	13,706,000	13,500,410
Charter Communications Operating LLC	3.900	06-01-52	16,253,000	16,421,879
Charter Communications Operating LLC	4.200	03-15-28	41,271,000	45,277,245
Charter Communications Operating LLC	4.800	03-01-50	49,824,000	56,121,506
Charter Communications Operating LLC	5.750	04-01-48	50,036,000	63,004,033
Charter Communications Operating LLC	6.484	10-23-45	38,852,000	53,095,552
Clear Channel Outdoor Holdings, Inc. (C)	7.750	04-15-28	5,676,000	5,916,024
14	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Comcast Corp.	4.150	10-15-28	60,551,000	$68,543,412
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	25,650,000	24,258,744
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	8,324,000	8,290,954
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	11,535,000	11,958,796
Midas OpCo Holdings LLC (C)	5.625	08-15-29	35,556,000	35,822,670
News Corp. (C)	3.875	05-15-29	15,978,000	15,702,459
Sirius XM Radio, Inc. (C)	4.000	07-15-28	23,177,000	22,916,259
Sirius XM Radio, Inc. (C)	5.000	08-01-27	29,806,000	30,691,238
Townsquare Media, Inc. (C)	6.875	02-01-26	6,842,000	7,174,863
Univision Communications, Inc. (C)	4.500	05-01-29	7,188,000	7,183,040
Videotron, Ltd. (C)	3.625	06-15-29	11,162,000	11,175,953
Virgin Media Finance PLC (C)	5.000	07-15-30	5,989,000	5,809,330
Wireless telecommunication services 1.4%
Millicom International Cellular SA (C)	4.500	04-27-31	2,745,000	2,732,648
Millicom International Cellular SA (C)	5.125	01-15-28	3,690,000	3,791,475
Millicom International Cellular SA (C)	6.250	03-25-29	14,440,500	15,343,031
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	12,792,959
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	13,917,000	14,992,506
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	39,125,000	38,293,594
Sprint Corp.	7.875	09-15-23	17,952,000	19,724,760
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	13,976,000	14,367,328
T-Mobile USA, Inc.	2.050	02-15-28	35,500,000	34,972,237
T-Mobile USA, Inc.	2.550	02-15-31	14,702,000	14,495,459
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	3,370,805
T-Mobile USA, Inc.	3.375	04-15-29	29,680,000	29,865,500
T-Mobile USA, Inc.	3.750	04-15-27	19,854,000	21,345,189
T-Mobile USA, Inc.	3.875	04-15-30	40,030,000	43,506,367
T-Mobile USA, Inc.	4.500	04-15-50	24,546,000	28,707,790
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	35,785,000	43,076,562
Consumer discretionary 6.4%				1,617,258,482
Auto components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	7,938,000	8,057,070
LCM Investments Holdings II LLC (C)	4.875	05-01-29	6,100,000	6,076,393
Automobiles 1.7%
Daimler Finance North America LLC (C)	3.500	08-03-25	13,005,000	13,943,044
Ford Motor Company	3.250	02-12-32	12,146,000	12,146,000
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	4,439,171
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	13,842,451
Ford Motor Credit Company LLC	4.125	08-17-27	27,811,000	29,338,380
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	4.134	08-04-25	69,096,000	$72,205,320
Ford Motor Credit Company LLC	5.113	05-03-29	41,238,000	45,654,590
General Motors Company	5.400	04-01-48	11,218,000	14,384,736
General Motors Financial Company, Inc.	2.400	10-15-28	54,878,000	54,354,833
General Motors Financial Company, Inc.	3.600	06-21-30	60,147,000	63,743,514
General Motors Financial Company, Inc.	4.350	01-17-27	26,351,000	28,863,677
Hyundai Capital America (C)	1.000	09-17-24	27,108,000	26,749,978
Hyundai Capital America (C)	1.800	10-15-25	11,797,000	11,780,140
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	10,943,186
Nissan Motor Acceptance Company LLC (C)	1.125	09-16-24	13,599,000	13,393,975
Nissan Motor Acceptance Company LLC (C)	3.450	03-15-23	15,660,000	16,108,996
Diversified consumer services 0.3%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	14,169,000	14,534,560
Service Corp. International	3.375	08-15-30	12,451,000	11,890,705
Service Corp. International	4.000	05-15-31	18,037,000	17,991,908
Sotheby’s (C)	7.375	10-15-27	11,899,000	12,434,455
StoneMor, Inc. (C)	8.500	05-15-29	26,847,000	27,652,410
Hotels, restaurants and leisure 3.0%
Affinity Gaming (C)	6.875	12-15-27	10,496,000	10,758,400
Booking Holdings, Inc.	4.625	04-13-30	31,952,000	37,393,755
Caesars Resort Collection LLC (C)	5.750	07-01-25	6,989,000	7,259,404
CCM Merger, Inc. (C)	6.375	05-01-26	7,806,000	8,118,240
Choice Hotels International, Inc.	3.700	12-01-29	15,994,000	16,948,682
Choice Hotels International, Inc.	3.700	01-15-31	17,414,000	18,311,866
Dave & Buster’s, Inc. (C)	7.625	11-01-25	2,467,000	2,615,020
Expedia Group, Inc.	2.950	03-15-31	19,436,000	19,634,733
Expedia Group, Inc.	3.250	02-15-30	29,897,000	30,806,627
Expedia Group, Inc.	3.800	02-15-28	44,372,000	47,327,329
Expedia Group, Inc.	4.625	08-01-27	26,562,000	29,670,258
Expedia Group, Inc.	5.000	02-15-26	34,335,000	38,421,520
Hilton Domestic Operating Company, Inc. (C)	3.625	02-15-32	15,984,000	15,515,189
Hilton Domestic Operating Company, Inc. (C)	4.000	05-01-31	11,127,000	11,149,337
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	22,841,000	23,983,050
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	4,667,000	4,936,431
Hilton Grand Vacations Borrower Escrow LLC (C)	4.875	07-01-31	12,198,000	12,076,020
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	15,232,000	15,123,205
Hyatt Hotels Corp.	1.800	10-01-24	14,464,000	14,477,728
16	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hyatt Hotels Corp. (D)	5.750	04-23-30	16,817,000	$20,204,939
International Game Technology PLC (C)	4.125	04-15-26	2,543,000	2,587,503
International Game Technology PLC (C)	5.250	01-15-29	4,076,000	4,239,977
International Game Technology PLC (C)	6.500	02-15-25	11,430,000	12,401,550
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	15,070,000	15,371,400
Life Time, Inc. (C)	8.000	04-15-26	8,017,000	8,217,425
Marriott International, Inc.	2.850	04-15-31	25,741,000	25,853,216
Marriott International, Inc.	3.125	06-15-26	9,705,000	10,196,218
Marriott International, Inc.	3.500	10-15-32	14,685,000	15,448,112
Marriott International, Inc.	4.625	06-15-30	24,226,000	27,266,433
Marriott Ownership Resorts, Inc. (C)	4.500	06-15-29	2,771,000	2,720,360
MGM Resorts International	4.750	10-15-28	29,044,000	29,628,075
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	14,648,000	14,515,436
Mohegan Gaming & Entertainment (C)	8.000	02-01-26	19,474,000	19,727,844
New Red Finance, Inc. (C)	4.000	10-15-30	36,781,000	35,145,717
Papa John’s International, Inc. (C)	3.875	09-15-29	2,912,000	2,854,226
Premier Entertainment Sub LLC (C)	5.625	09-01-29	11,656,000	11,656,000
Premier Entertainment Sub LLC (C)	5.875	09-01-31	31,655,000	31,773,706
Resorts World Las Vegas LLC (C)(D)	4.625	04-16-29	19,445,000	19,738,336
Resorts World Las Vegas LLC (C)	4.625	04-06-31	8,500,000	8,475,577
Travel + Leisure Company (C)	4.625	03-01-30	9,653,000	9,532,338
Travel + Leisure Company	6.600	10-01-25	9,936,000	10,830,240
Waterford Gaming LLC (C)(F)(G)	8.625	09-15-14	422,977	0
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	8,556,000	8,644,597
Yum! Brands, Inc.	3.625	03-15-31	17,351,000	16,824,744
Yum! Brands, Inc. (C)	4.750	01-15-30	13,022,000	13,730,006
Household durables 0.4%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,597,000	9,537,019
Century Communities, Inc. (C)	3.875	08-15-29	23,398,000	23,050,189
Century Communities, Inc.	6.750	06-01-27	16,637,000	17,452,837
Empire Communities Corp. (C)	7.000	12-15-25	4,974,000	5,095,764
KB Home	4.000	06-15-31	18,228,000	18,408,275
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	10,068,300
Toll Brothers Finance Corp. (D)	3.800	11-01-29	5,033,000	5,322,398
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	3.150	08-22-27	47,832,000	51,491,484
Amazon.com, Inc.	4.050	08-22-47	25,692,000	31,604,774
eBay, Inc.	2.700	03-11-30	34,480,000	35,335,396
QVC, Inc.	5.450	08-15-34	11,630,000	11,513,700
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	48,304,000	54,061,476
Macy’s Retail Holdings LLC (C)(D)	5.875	04-01-29	4,473,000	4,767,077
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.2%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	3,401,000	$3,422,477
Asbury Automotive Group, Inc.	4.750	03-01-30	14,449,000	14,485,123
AutoNation, Inc.	4.750	06-01-30	12,415,000	14,361,224
Carvana Company (C)	4.875	09-01-29	15,587,000	14,801,103
Group 1 Automotive, Inc. (C)	4.000	08-15-28	2,525,000	2,497,882
Ken Garff Automotive LLC (C)	4.875	09-15-28	9,390,000	9,317,979
Specialty Building Products Holdings LLC (C)	6.375	09-30-26	1,895,000	1,963,845
Textiles, apparel and luxury goods 0.0%
Levi Strauss & Company (C)	3.500	03-01-31	5,963,000	6,059,899
Consumer staples 1.6%				395,821,409
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	25,824,000	31,628,716
Constellation Brands, Inc.	3.150	08-01-29	9,389,000	9,900,073
Food and staples retailing 0.3%
Advantage Sales & Marketing, Inc. (C)	6.500	11-15-28	24,026,000	24,584,364
Albertsons Companies, Inc. (C)	3.250	03-15-26	9,675,000	9,650,813
Albertsons Companies, Inc. (C)	3.500	03-15-29	23,295,000	23,086,510
Albertsons Companies, Inc. (C)	4.875	02-15-30	11,357,000	12,070,560
U.S. Foods, Inc. (C)	4.750	02-15-29	13,367,000	13,532,751
Food products 0.9%
BRF SA (C)(D)	5.750	09-21-50	19,438,000	18,345,584
Cargill, Inc. (C)	2.125	04-23-30	10,774,000	10,790,523
JBS Finance Luxembourg Sarl (C)	3.625	01-15-32	17,668,000	17,496,974
JBS USA Food Company (C)	5.750	01-15-28	33,107,000	34,722,622
JBS USA LUX SA (C)	3.750	12-01-31	5,619,000	5,676,314
Kraft Heinz Foods Company	4.375	06-01-46	22,871,000	26,469,472
Kraft Heinz Foods Company	4.875	10-01-49	5,006,000	6,236,530
Kraft Heinz Foods Company	5.000	06-04-42	7,523,000	9,181,135
Kraft Heinz Foods Company	5.500	06-01-50	15,089,000	20,454,373
MARB BondCo PLC (C)	3.950	01-29-31	26,902,000	25,358,901
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,263,000	25,095,194
Post Holdings, Inc. (C)	5.500	12-15-29	10,957,000	11,334,578
Simmons Foods, Inc. (C)	4.625	03-01-29	2,637,000	2,599,858
Household products 0.1%
Edgewell Personal Care Company (C)	4.125	04-01-29	9,887,000	9,753,822
Edgewell Personal Care Company (C)	5.500	06-01-28	19,529,000	20,358,983
Personal products 0.1%
Natura Cosmeticos SA (C)(D)	4.125	05-03-28	11,873,000	11,309,033
Oriflame Investment Holding PLC (C)	5.125	05-04-26	17,182,000	16,183,726
18	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 4.9%				$1,251,124,350
Energy equipment and services 0.2%
CSI Compressco LP (C)(D)	7.500	04-01-25	20,084,000	20,335,050
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	5,243,738
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)	10.000	04-01-26	16,839,837	16,418,841
Inkia Energy, Ltd. (C)	5.875	11-09-27	4,600,000	4,674,796
Oil, gas and consumable fuels 4.7%
Aker BP ASA (C)	2.875	01-15-26	15,032,000	15,633,515
Aker BP ASA (C)	3.000	01-15-25	13,687,000	14,243,470
Aker BP ASA (C)	4.000	01-15-31	35,401,000	38,511,355
Altera Infrastructure LP (C)(D)	8.500	07-15-23	17,682,000	9,636,690
Antero Midstream Partners LP (C)	5.375	06-15-29	15,067,000	15,232,285
Antero Resources Corp.	5.000	03-01-25	15,171,000	15,246,855
Antero Resources Corp. (C)	5.375	03-01-30	5,836,000	6,018,375
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	16,298,000	16,053,530
Cheniere Energy Partners LP	4.000	03-01-31	31,610,000	31,820,238
Cheniere Energy Partners LP	4.500	10-01-29	31,913,000	33,544,472
Coterra Energy, Inc. (C)	4.375	06-01-24	15,553,000	16,532,187
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	13,527,000	12,929,918
Diamondback Energy, Inc.	3.125	03-24-31	17,121,000	17,452,397
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	22,814,000	23,648,055
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	24,440,000	27,044,082
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	22,746,000	25,069,126
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,461,000	6,313,776
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	10,373,000	10,052,484
Energy Transfer LP	4.200	04-15-27	15,466,000	16,697,318
Energy Transfer LP	5.150	03-15-45	24,388,000	27,822,006
Energy Transfer LP	5.250	04-15-29	51,517,000	58,920,664
Energy Transfer LP	5.400	10-01-47	17,042,000	20,286,556
Energy Transfer LP	5.500	06-01-27	23,511,000	26,888,598
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	30,606,000	31,294,635
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	41,461,000	42,630,570
EQT Corp. (C)	3.125	05-15-26	7,746,000	7,741,043
EQT Corp. (C)(D)	3.625	05-15-31	7,733,000	7,879,154
Hess Midstream Operations LP (C)	4.250	02-15-30	5,167,000	4,999,331
Inversiones Latin America Power Ltda (C)	5.125	06-15-33	12,749,000	12,333,638
Kinder Morgan Energy Partners LP	7.750	03-15-32	15,840,000	22,319,299
Kinder Morgan, Inc.	4.300	03-01-28	11,280,000	12,522,702
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Leviathan Bond, Ltd. (C)	6.500	06-30-27	27,116,000	$28,615,139
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,524,000	4,752,086
Lundin Energy Finance BV (C)	2.000	07-15-26	16,820,000	16,714,254
Lundin Energy Finance BV (C)	3.100	07-15-31	23,855,000	24,104,501
MC Brazil Downstream Trading SARL (C)(D)	7.250	06-30-31	18,736,000	18,009,418
Midwest Connector Capital Company LLC (C)	3.625	04-01-22	10,878,000	10,953,382
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	26,438,000	27,407,072
MPLX LP	4.000	03-15-28	19,922,000	21,652,432
MPLX LP	4.125	03-01-27	5,490,000	5,971,685
MPLX LP	4.250	12-01-27	15,703,000	17,282,726
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	49,298,000	49,544,490
New Fortress Energy, Inc. (C)	6.500	09-30-26	23,975,000	22,664,287
Occidental Petroleum Corp.	3.500	08-15-29	4,362,000	4,271,750
Parkland Corp. (C)	4.500	10-01-29	10,497,000	10,314,562
Parkland Corp. (C)	4.625	05-01-30	11,791,000	11,622,035
Petrobras Global Finance BV	6.900	03-19-49	9,826,000	10,120,780
Petrorio Luxembourg Sarl (C)	6.125	06-09-26	10,991,000	10,743,703
Sabine Pass Liquefaction LLC	4.200	03-15-28	22,341,000	24,512,262
Sabine Pass Liquefaction LLC	4.500	05-15-30	18,499,000	20,926,777
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,815,000	14,425,872
Sabine Pass Liquefaction LLC	5.875	06-30-26	22,900,000	26,334,229
Sunoco LP	4.500	05-15-29	7,321,000	7,222,167
Sunoco LP (C)	4.500	04-30-30	17,082,000	16,911,180
Targa Resources Partners LP (C)	4.000	01-15-32	14,579,000	15,060,399
Targa Resources Partners LP	5.875	04-15-26	30,970,000	32,092,663
The Williams Companies, Inc.	3.750	06-15-27	25,351,000	27,436,218
The Williams Companies, Inc.	4.550	06-24-24	51,970,000	55,840,275
The Williams Companies, Inc.	5.750	06-24-44	7,401,000	9,647,569
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,625,000	15,224,410
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	6,187,000	6,212,676
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	10,309,000	10,542,602
Financials 11.8%				2,972,567,469
Banks 6.6%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (C)(E)	6.750	06-15-26	14,230,000	16,079,900
Banco Davivienda SA (6.650% to 4-22-31, then 10 Year CMT + 5.097%) (C)(E)	6.650	04-22-31	8,079,000	8,230,562
Banco Santander SA	4.379	04-12-28	19,106,000	21,452,020
20	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	37,794,000	$37,282,271
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	33,019,000	33,292,738
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	62,212,000	62,997,880
Bank of America Corp.	3.248	10-21-27	37,594,000	39,850,434
Bank of America Corp.	3.950	04-21-25	32,757,000	35,147,773
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	45,996,000	51,639,710
Barclays PLC	4.375	01-12-26	20,493,000	22,413,016
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	25,632,000	24,589,803
BPCE SA (C)	4.500	03-15-25	20,953,000	22,635,313
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	17,677,000	17,753,539
Citigroup, Inc.	3.200	10-21-26	42,722,000	45,336,486
Citigroup, Inc.	4.600	03-09-26	52,077,000	57,542,284
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	40,778,000	41,030,824
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	26,512,000	29,763,432
Citizens Financial Group, Inc.	3.250	04-30-30	38,429,000	40,875,627
Credit Agricole SA (C)	2.811	01-11-41	16,269,000	15,432,352
Credit Agricole SA (C)	3.250	01-14-30	34,359,000	35,702,933
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	18,705,000	20,365,293
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (D)(E)	5.100	06-30-23	18,634,000	18,716,921
Freedom Mortgage Corp. (C)	8.125	11-15-24	16,897,000	16,781,931
Freedom Mortgage Corp. (C)	8.250	04-15-25	5,330,000	5,303,350
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	7,528,600
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	7,828,223
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (C)	4.198	06-01-32	12,859,000	12,892,359
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	37,839,000	38,193,171
JPMorgan Chase & Co.	2.950	10-01-26	43,651,000	46,019,569
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	34,052,000	35,171,195
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	32,034,000	$34,786,117
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	29,100,000	29,328,726
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	37,792,000	40,579,160
Lloyds Banking Group PLC	4.450	05-08-25	64,749,000	70,780,353
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	22,339,000	24,237,815
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)(E)	5.125	11-01-26	10,483,000	11,405,103
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	13,249,441
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	28,242,000	30,663,187
NatWest Markets PLC (C)	1.600	09-29-26	38,513,000	37,912,431
PNC Bank NA	4.050	07-26-28	7,606,000	8,594,883
Santander Holdings USA, Inc.	3.244	10-05-26	54,351,000	56,869,206
Santander Holdings USA, Inc.	3.450	06-02-25	47,214,000	49,812,483
Santander Holdings USA, Inc.	3.500	06-07-24	31,898,000	33,381,299
Santander Holdings USA, Inc.	4.400	07-13-27	11,817,000	13,031,930
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (C)(E)	4.750	05-26-26	22,976,000	23,177,040
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)(E)	5.375	11-18-30	22,339,000	23,361,680
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	38,012,000	36,658,773
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(E)	3.804	02-01-22	29,683,000	29,571,688
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	14,899,000	15,139,172
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	56,542,000	57,275,141
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	44,389,000	46,041,321
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	25,324,000	26,052,842
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	66,361,000	72,167,588
22	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 2.4%
Ares Capital Corp.	2.150	07-15-26	33,646,000	$33,227,565
Ares Capital Corp.	2.875	06-15-28	20,963,000	20,889,471
Ares Capital Corp.	3.875	01-15-26	23,776,000	25,027,325
Ares Capital Corp.	4.200	06-10-24	14,714,000	15,502,201
Blackstone Private Credit Fund (C)	2.350	11-22-24	29,769,000	29,775,053
Cantor Fitzgerald LP (C)	4.875	05-01-24	29,539,000	31,773,990
Credit Suisse Group AG (C)	3.574	01-09-23	8,054,000	8,076,335
Deutsche Bank AG	0.962	11-08-23	39,555,000	39,435,237
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	22,438,000	22,399,997
Lazard Group LLC	4.375	03-11-29	14,330,000	16,158,543
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	18,447,294
Macquarie Bank, Ltd. (C)	4.875	06-10-25	21,865,000	24,014,981
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	71,371,000	72,818,601
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	44,428,000	42,993,369
Morgan Stanley	3.875	01-27-26	21,682,000	23,526,429
MSCI, Inc. (C)	3.250	08-15-33	19,432,000	19,376,813
MSCI, Inc. (C)	3.625	11-01-31	22,847,000	23,236,998
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	72,058,000	72,200,057
The Goldman Sachs Group, Inc.	3.850	01-26-27	55,332,000	59,305,259
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(E)	7.000	01-31-24	16,988,000	18,243,583
Consumer finance 0.5%
Ally Financial, Inc.	5.125	09-30-24	36,496,000	39,988,295
Ally Financial, Inc.	5.800	05-01-25	19,703,000	22,267,252
Discover Financial Services	4.100	02-09-27	9,359,000	10,195,918
Enova International, Inc. (C)	8.500	09-01-24	3,051,000	3,081,510
Enova International, Inc. (C)	8.500	09-15-25	15,665,000	16,017,463
OneMain Finance Corp.	6.875	03-15-25	5,750,000	6,325,000
OneMain Finance Corp.	8.875	06-01-25	9,625,000	10,322,813
Unifin Financiera SAB de CV (C)	9.875	01-28-29	22,960,000	19,252,190
Diversified financial services 0.7%
Brightstar Escrow Corp. (C)	9.750	10-15-25	9,272,000	9,909,450
GE Capital International Funding Company	4.418	11-15-35	50,922,000	61,545,945
Jefferies Group LLC	4.150	01-23-30	24,170,000	26,882,150
Jefferies Group LLC	4.850	01-15-27	33,322,000	38,013,109
Operadora de Servicios Mega SA de CV (C)	8.250	02-11-25	17,372,000	15,510,851
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	33,960,000	35,374,774
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 1.4%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	$13,897,878
AXA SA	8.600	12-15-30	11,242,000	16,296,076
CNA Financial Corp.	2.050	08-15-30	11,031,000	10,829,886
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	12,333,665
CNO Financial Group, Inc.	5.250	05-30-29	30,851,000	35,641,551
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	21,792,000	21,683,040
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	24,309,000	30,148,970
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-38	6,634,000	9,819,037
New York Life Insurance Company (C)	3.750	05-15-50	13,513,000	15,559,591
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (C)	2.750	01-21-51	38,069,000	36,879,344
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (C)	5.100	10-16-44	21,465,000	23,128,538
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	53,119,000	54,241,045
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	24,030,672
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	28,134,000	34,701,266
Unum Group	4.125	06-15-51	10,996,000	11,214,923
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	10,058,000	9,668,253
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,236,000	11,193,865
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	6,216,863
Radian Group, Inc.	4.500	10-01-24	11,527,000	12,040,297
Health care 3.0%				767,769,183
Biotechnology 0.4%
AbbVie, Inc.	3.200	11-21-29	102,266,000	108,500,691
Grifols Escrow Issuer SA (C)	4.750	10-15-28	7,474,000	7,399,260
Health care equipment and supplies 0.0%
Varex Imaging Corp. (C)	7.875	10-15-27	10,946,000	12,040,600
Health care providers and services 1.9%
AdaptHealth LLC (C)	5.125	03-01-30	11,661,000	11,537,277
AmerisourceBergen Corp.	2.800	05-15-30	25,603,000	26,303,873
Anthem, Inc.	2.250	05-15-30	9,636,000	9,605,151
Centene Corp.	3.000	10-15-30	21,643,000	21,608,317
Centene Corp.	3.375	02-15-30	12,115,000	12,201,531
Centene Corp.	4.250	12-15-27	6,580,000	6,826,750
24	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	4.625	12-15-29	9,945,000	$10,641,150
CVS Health Corp.	2.700	08-21-40	17,949,000	17,181,065
CVS Health Corp.	3.750	04-01-30	22,401,000	24,564,937
CVS Health Corp.	4.300	03-25-28	11,813,000	13,301,101
CVS Health Corp.	5.050	03-25-48	30,877,000	40,798,857
DaVita, Inc. (C)	3.750	02-15-31	25,741,000	23,867,699
DaVita, Inc. (C)	4.625	06-01-30	25,690,000	25,368,875
Encompass Health Corp.	4.500	02-01-28	8,919,000	9,008,190
Encompass Health Corp.	4.625	04-01-31	8,128,000	8,072,059
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	41,343,000	39,747,780
HCA, Inc.	4.125	06-15-29	20,511,000	22,543,771
HCA, Inc.	5.250	04-15-25	21,962,000	24,417,280
HCA, Inc.	5.250	06-15-26	18,315,000	20,607,744
MEDNAX, Inc. (C)	6.250	01-15-27	26,135,000	27,277,100
Rede D’or Finance Sarl (C)	4.500	01-22-30	16,468,000	15,162,088
Select Medical Corp. (C)	6.250	08-15-26	15,833,000	16,623,225
Universal Health Services, Inc. (C)	1.650	09-01-26	22,040,000	21,622,990
Universal Health Services, Inc. (C)	2.650	10-15-30	23,046,000	22,354,620
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (C)	5.250	01-30-30	9,478,000	8,127,385
Bausch Health Companies, Inc. (C)	6.125	04-15-25	18,201,000	18,383,010
Bausch Health Companies, Inc. (C)	6.250	02-15-29	24,097,000	21,842,123
Catalent Pharma Solutions, Inc. (C)	3.125	02-15-29	3,803,000	3,625,970
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	3,705,000	3,830,044
Jazz Securities DAC (C)	4.375	01-15-29	6,749,000	6,876,016
Organon & Company (C)	5.125	04-30-31	20,418,000	20,851,883
Royalty Pharma PLC	1.750	09-02-27	12,549,000	12,267,728
Viatris, Inc.	2.300	06-22-27	11,686,000	11,749,827
Viatris, Inc.	2.700	06-22-30	30,024,000	29,979,007
Viatris, Inc.	4.000	06-22-50	28,818,000	31,052,209
Industrials 7.4%				1,863,230,884
Aerospace and defense 1.0%
DAE Funding LLC (C)	2.625	03-20-25	24,111,000	24,212,990
Huntington Ingalls Industries, Inc.	4.200	05-01-30	24,364,000	27,462,503
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	12,059,000	12,405,696
The Boeing Company	3.200	03-01-29	25,154,000	25,997,783
The Boeing Company	5.040	05-01-27	41,668,000	46,915,756
The Boeing Company	5.150	05-01-30	26,956,000	31,268,756
The Boeing Company	5.805	05-01-50	21,019,000	28,350,637
TransDigm, Inc.	5.500	11-15-27	44,422,000	44,706,967
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics 0.0%
Simpar Europe SA (C)	5.200	01-26-31	6,695,000	$6,131,281
Watco Companies LLC (C)	6.500	06-15-27	3,424,000	3,587,873
Airlines 2.4%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	9,279,772	9,372,570
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	10,711,786	10,368,011
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	5,942,378	6,653,965
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	61,340,215	61,340,215
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	14,093,576	13,886,030
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	21,857,114	21,894,295
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	6,964,844	6,947,491
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	16,128,906	16,776,046
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	14,625,134	14,152,897
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	22,697,804	21,798,169
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	16,021,494	16,270,902
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	13,660,000	13,247,658
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	10,179,000	10,279,035
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	10,537,309	11,000,380
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	7,777,607	7,836,032
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	7,399,569	7,978,080
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	5,815,421	6,757,423
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	1,848,881	1,876,594
Delta Air Lines, Inc.	2.900	10-28-24	41,435,000	41,757,891
Delta Air Lines, Inc.	3.800	04-19-23	24,159,000	24,618,377
Delta Air Lines, Inc. (D)	4.375	04-19-28	25,890,000	26,938,919
Delta Air Lines, Inc. (C)	4.500	10-20-25	5,725,000	6,001,626
Delta Air Lines, Inc. (C)	4.750	10-20-28	10,867,000	11,907,341
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	17,069,198	17,472,980
26	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	30,729,265	$32,192,848
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	7,032,137	7,132,254
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	26,204,602	26,335,709
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	24,238,513	24,056,680
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	5,617,446	5,701,156
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	14,087,794	15,208,236
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	51,827,741	56,375,625
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	11,377,660	11,889,655
United Airlines, Inc. (C)	4.375	04-15-26	1,856,000	1,863,387
United Airlines, Inc. (C)	4.625	04-15-29	4,372,000	4,348,741
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	4,943,704	5,063,702
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	12,396,785	13,114,985
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	4,947,326	5,215,100
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	11,795,704	11,766,291
Building products 0.2%
Builders FirstSource, Inc. (C)	4.250	02-01-32	19,375,000	19,459,281
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,499,430
Builders FirstSource, Inc. (C)	6.750	06-01-27	3,407,000	3,585,868
Owens Corning	3.950	08-15-29	20,949,000	22,937,252
Commercial services and supplies 0.7%
Albion Financing 1 Sarl (C)	6.125	10-15-26	12,103,000	11,769,925
Allied Universal Holdco LLC (C)	6.000	06-01-29	6,511,000	6,185,450
APX Group, Inc. (C)	5.750	07-15-29	17,381,000	16,946,475
Cimpress PLC (C)	7.000	06-15-26	26,170,000	27,053,238
Clean Harbors, Inc. (C)	4.875	07-15-27	2,960,000	3,041,400
Deluxe Corp. (C)	8.000	06-01-29	7,953,000	8,241,296
Garda World Security Corp. (C)	6.000	06-01-29	11,865,000	11,242,088
GFL Environmental, Inc. (C)	3.500	09-01-28	22,720,000	22,011,590
GFL Environmental, Inc. (C)	4.375	08-15-29	15,017,000	14,609,138
GFL Environmental, Inc. (C)	4.750	06-15-29	9,929,000	9,927,709
Graphic Packaging International LLC (C)	3.500	03-01-29	16,649,000	16,385,946
Legends Hospitality Holding Company LLC (C)	5.000	02-01-26	3,895,000	3,932,782
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,310,000	$3,132,088
Prime Security Services Borrower LLC (C)	6.250	01-15-28	13,275,000	13,488,462
Williams Scotsman International, Inc. (C)	4.625	08-15-28	3,903,000	3,971,303
Construction and engineering 0.3%
AECOM	5.125	03-15-27	24,836,000	26,619,473
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	15,990,000	16,149,900
MasTec, Inc. (C)	4.500	08-15-28	11,194,000	11,529,820
Picasso Finance Sub, Inc. (C)	6.125	06-15-25	1,511,000	1,569,551
Quanta Services, Inc.	0.950	10-01-24	13,416,000	13,276,712
Tutor Perini Corp. (C)(D)	6.875	05-01-25	20,257,000	20,257,000
Electrical equipment 0.1%
Atkore, Inc. (C)	4.250	06-01-31	5,743,000	5,757,357
Vertiv Group Corp. (C)	4.125	11-15-28	20,673,000	20,621,318
Industrial conglomerates 0.3%
General Electric Company	4.250	05-01-40	34,470,000	42,713,125
General Electric Company	5.550	01-05-26	38,649,000	45,075,587
Machinery 0.2%
ATS Automation Tooling Systems, Inc. (C)	4.125	12-15-28	2,898,000	2,919,735
Flowserve Corp.	3.500	10-01-30	12,857,000	13,373,619
Hillenbrand, Inc.	3.750	03-01-31	12,977,000	12,753,796
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	7,377,000	7,635,195
TK Elevator U.S. Newco, Inc. (C)	5.250	07-15-27	6,702,000	6,815,465
Professional services 0.4%
CoStar Group, Inc. (C)	2.800	07-15-30	30,088,000	30,518,296
IHS Markit, Ltd. (C)	4.000	03-01-26	18,813,000	20,435,621
IHS Markit, Ltd. (C)	4.750	02-15-25	10,406,000	11,352,219
IHS Markit, Ltd.	4.750	08-01-28	14,577,000	16,872,878
TriNet Group, Inc. (C)	3.500	03-01-29	12,573,000	12,422,124
Road and rail 0.3%
The Hertz Corp. (C)	4.625	12-01-26	2,248,000	2,215,719
The Hertz Corp. (C)	5.000	12-01-29	4,900,000	4,802,000
Uber Technologies, Inc. (C)	4.500	08-15-29	30,567,000	30,261,330
Uber Technologies, Inc. (C)	7.500	05-15-25	16,479,000	17,364,746
Uber Technologies, Inc. (C)	7.500	09-15-27	28,351,000	30,760,835
Trading companies and distributors 1.4%
AerCap Ireland Capital DAC	1.650	10-29-24	40,037,000	39,964,790
AerCap Ireland Capital DAC	1.750	01-30-26	28,153,000	27,598,825
AerCap Ireland Capital DAC	2.450	10-29-26	40,598,000	40,700,136
AerCap Ireland Capital DAC	2.875	08-14-24	26,769,000	27,630,358
AerCap Ireland Capital DAC	3.650	07-21-27	8,425,000	8,917,989
Air Lease Corp.	2.100	09-01-28	14,336,000	13,869,555
Air Lease Corp.	2.875	01-15-26	12,722,000	13,056,828
28	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Air Lease Corp.	3.625	12-01-27	10,511,000	$11,069,644
Alta Equipment Group, Inc. (C)	5.625	04-15-26	3,553,000	3,629,567
Ashtead Capital, Inc. (C)	2.450	08-12-31	14,429,000	14,197,666
Ashtead Capital, Inc. (C)	4.250	11-01-29	9,234,000	9,926,974
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	16,265,600
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	11,935,000	11,726,138
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	18,768,000	18,486,480
Boise Cascade Company (C)	4.875	07-01-30	3,222,000	3,375,045
H&E Equipment Services, Inc. (C)	3.875	12-15-28	18,668,000	18,145,389
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	11,559,000	11,517,143
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	14,299,863
United Rentals North America, Inc.	3.875	02-15-31	11,656,000	11,693,969
United Rentals North America, Inc.	4.875	01-15-28	24,939,000	26,123,603
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (C)	3.100	02-02-31	18,907,000	18,103,642
Information technology 4.5%				1,147,732,476
Communications equipment 0.4%
Motorola Solutions, Inc.	2.300	11-15-30	34,643,000	33,985,826
Motorola Solutions, Inc.	2.750	05-24-31	31,747,000	31,906,624
Motorola Solutions, Inc.	4.600	05-23-29	10,368,000	11,893,820
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	27,193,000	27,559,834
IT services 0.6%
CGI, Inc. (C)	1.450	09-14-26	24,919,000	24,356,282
Gartner, Inc. (C)	3.625	06-15-29	7,578,000	7,530,638
Gartner, Inc. (C)	3.750	10-01-30	3,903,000	3,893,243
Gartner, Inc. (C)	4.500	07-01-28	23,986,000	24,928,650
PayPal Holdings, Inc.	2.850	10-01-29	38,042,000	40,042,177
Sabre GLBL, Inc. (C)	7.375	09-01-25	13,782,000	14,264,370
Square, Inc. (C)	2.750	06-01-26	5,930,000	5,901,180
Square, Inc. (C)	3.500	06-01-31	8,050,000	8,160,688
VeriSign, Inc.	2.700	06-15-31	16,408,000	16,556,000
VeriSign, Inc.	5.250	04-01-25	10,167,000	11,245,007
Semiconductors and semiconductor equipment 2.2%
Broadcom, Inc. (C)	3.419	04-15-33	44,512,000	45,868,677
Broadcom, Inc.	4.750	04-15-29	103,081,000	116,969,078
Broadcom, Inc.	5.000	04-15-30	41,296,000	48,095,789
KLA Corp.	4.100	03-15-29	21,329,000	24,242,660
Lam Research Corp. (D)	4.875	03-15-49	19,751,000	27,284,923
Marvell Technology, Inc.	2.450	04-15-28	32,228,000	32,445,991
Micron Technology, Inc.	4.185	02-15-27	70,958,000	77,697,591
Micron Technology, Inc.	4.975	02-06-26	11,668,000	13,030,706
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	5.327	02-06-29	60,170,000	$70,776,768
NXP BV (C)	3.250	05-11-41	10,981,000	11,257,643
NXP BV (C)	3.875	06-18-26	36,894,000	39,979,944
Qorvo, Inc. (C)	3.375	04-01-31	16,254,000	16,382,407
Renesas Electronics Corp. (C)	1.543	11-26-24	21,821,000	21,812,619
Software 0.5%
Autodesk, Inc.	2.850	01-15-30	10,308,000	10,778,448
Clarivate Science Holdings Corp. (C)	3.875	07-01-28	6,253,000	6,146,887
Clarivate Science Holdings Corp. (C)	4.875	07-01-29	6,382,000	6,249,574
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	17,360,000	17,620,400
Crowdstrike Holdings, Inc. (D)	3.000	02-15-29	3,241,000	3,125,426
Infor, Inc. (C)	1.750	07-15-25	7,620,000	7,642,133
Oracle Corp.	2.950	04-01-30	53,325,000	55,062,690
PTC, Inc. (C)	4.000	02-15-28	3,903,000	3,922,515
Ziff Davis, Inc. (C)	4.625	10-15-30	12,458,000	12,551,435
Technology hardware, storage and peripherals 0.8%
Atento Luxco 1 SA (C)	8.000	02-10-26	9,014,000	9,303,650
CDW LLC	3.250	02-15-29	8,552,000	8,550,717
CDW LLC	3.569	12-01-31	31,977,000	32,705,756
Dell International LLC	4.900	10-01-26	41,660,000	47,054,563
Dell International LLC	5.300	10-01-29	36,532,000	43,298,193
Dell International LLC	5.850	07-15-25	12,962,000	14,828,889
Dell International LLC	8.350	07-15-46	24,786,000	41,391,189
Xerox Holdings Corp. (C)	5.500	08-15-28	19,366,000	19,430,876
Materials 2.3%				582,543,383
Chemicals 1.0%
Braskem Idesa SAPI (C)	6.990	02-20-32	13,611,000	13,338,780
Braskem Netherlands Finance BV (C)	5.875	01-31-50	16,342,000	17,016,108
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (C)	8.500	01-23-81	20,288,000	22,636,539
CVR Partners LP (C)	6.125	06-15-28	7,172,000	7,442,384
Cydsa SAB de CV (C)	6.250	10-04-27	18,261,000	18,078,573
FS Luxembourg Sarl (C)	10.000	12-15-25	23,241,000	25,251,579
INEOS Quattro Finance 2 PLC (C)	3.375	01-15-26	4,430,000	4,407,850
LSB Industries, Inc. (C)	6.250	10-15-28	5,621,000	5,804,020
Methanex Corp.	4.250	12-01-24	16,889,000	17,776,264
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	21,886,000	25,305,688
Sasol Financing USA LLC	5.500	03-18-31	27,355,000	26,810,636
Trinseo Materials Operating SCA (C)	5.125	04-01-29	12,400,000	12,415,500
Tronox, Inc. (C)	4.625	03-15-29	14,911,000	14,463,670
Valvoline, Inc. (C)	3.625	06-15-31	20,804,000	19,919,830
30	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
WR Grace Holdings LLC (C)	4.875	06-15-27	9,767,000	$9,690,695
WR Grace Holdings LLC (C)	5.625	08-15-29	9,062,000	9,112,113
Construction materials 0.3%
Cemex SAB de CV (C)	3.875	07-11-31	19,058,000	18,549,342
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	18,901,022
Standard Industries, Inc. (C)	3.375	01-15-31	7,644,000	7,042,035
Standard Industries, Inc. (C)	5.000	02-15-27	3,699,000	3,792,061
Vulcan Materials Company	3.500	06-01-30	20,641,000	22,374,474
Containers and packaging 0.2%
Graham Packaging Company, Inc. (C)	7.125	08-15-28	1,313,000	1,339,260
Mauser Packaging Solutions Holding Company (C)	8.500	04-15-24	2,721,000	2,802,630
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	11,383,000	11,909,606
Pactiv Evergreen Group Issuer LLC (C)	4.000	10-15-27	24,222,000	23,253,120
Pactiv Evergreen Group Issuer LLC (C)	4.375	10-15-28	11,550,000	11,232,375
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	4,032,000	4,072,320
Metals and mining 0.8%
Anglo American Capital PLC (C)	4.750	04-10-27	16,430,000	18,297,385
Arconic Corp. (C)	6.000	05-15-25	5,802,000	6,048,585
Arconic Corp. (C)	6.125	02-15-28	10,635,000	11,058,486
Commercial Metals Company	5.375	07-15-27	5,017,000	5,179,601
First Quantum Minerals, Ltd. (C)	6.500	03-01-24	8,050,000	8,141,368
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,625,000	9,961,875
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	15,223,000	16,090,711
First Quantum Minerals, Ltd. (C)	7.250	04-01-23	5,714,000	5,821,423
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	11,841,812
FMG Resources August 2006 Proprietary, Ltd. (C)	4.375	04-01-31	11,726,000	11,881,487
Freeport-McMoRan, Inc.	4.625	08-01-30	18,992,000	20,054,887
Freeport-McMoRan, Inc.	5.450	03-15-43	15,571,000	19,189,856
Hudbay Minerals, Inc. (C)	4.500	04-01-26	3,959,000	3,889,718
JW Aluminum Continuous Cast Company (C)	10.250	06-01-26	7,771,000	8,149,836
Newmont Corp.	2.800	10-01-29	12,732,000	13,097,012
Novelis Corp. (C)	4.750	01-30-30	26,569,000	26,826,188
Volcan Cia Minera SAA (C)	4.375	02-11-26	4,199,000	4,010,885
Paper and forest products 0.0%
Inversiones CMPC SA (C)	3.850	01-13-30	8,078,000	8,263,794
Real estate 2.3%				570,463,253
Equity real estate investment trusts 2.3%
American Homes 4 Rent LP	4.250	02-15-28	13,319,000	14,851,915
American Tower Corp.	3.550	07-15-27	44,404,000	47,489,159
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
American Tower Corp.	3.800	08-15-29	15,228,000	$16,525,294
Crown Castle International Corp.	3.300	07-01-30	6,779,000	7,118,928
Crown Castle International Corp.	3.650	09-01-27	32,455,000	34,896,910
Crown Castle International Corp.	3.800	02-15-28	13,032,000	14,179,247
CyrusOne LP	2.150	11-01-30	11,327,000	11,110,654
CyrusOne LP	3.450	11-15-29	22,434,000	23,931,021
Equinix, Inc.	1.550	03-15-28	26,484,000	25,526,054
Equinix, Inc.	1.800	07-15-27	15,275,000	14,931,319
Equinix, Inc.	2.500	05-15-31	42,902,000	42,463,684
Equinix, Inc.	3.200	11-18-29	35,152,000	36,793,822
GLP Capital LP	5.375	04-15-26	21,870,000	24,261,266
Host Hotels & Resorts LP	3.375	12-15-29	30,722,000	31,505,612
Host Hotels & Resorts LP	3.500	09-15-30	20,904,000	21,409,410
Host Hotels & Resorts LP	4.500	02-01-26	12,386,000	13,401,799
Iron Mountain, Inc. (C)	4.875	09-15-29	12,154,000	12,324,156
Iron Mountain, Inc. (C)	5.250	07-15-30	19,336,000	19,707,058
MGM Growth Properties Operating Partnership LP (C)	3.875	02-15-29	12,670,000	13,303,500
RHP Hotel Properties LP (C)	4.500	02-15-29	22,351,000	21,762,386
RLJ Lodging Trust LP (C)	3.750	07-01-26	9,702,000	9,580,725
SBA Communications Corp.	3.875	02-15-27	26,561,000	27,187,242
SBA Tower Trust (C)	2.836	01-15-25	22,542,000	23,244,623
Uniti Group LP (C)	6.500	02-15-29	8,691,000	8,355,745
Ventas Realty LP	3.500	02-01-25	19,079,000	20,206,486
VICI Properties LP (C)	4.125	08-15-30	11,387,000	11,899,415
VICI Properties LP (C)	4.625	12-01-29	14,615,000	15,524,930
XHR LP (C)	4.875	06-01-29	6,919,000	6,970,893
Utilities 1.7%				428,225,869
Electric utilities 1.1%
ABY Transmision Sur SA (C)	6.875	04-30-43	12,713,425	16,463,886
Emera US Finance LP	3.550	06-15-26	13,412,000	14,354,229
FirstEnergy Corp.	2.650	03-01-30	13,761,000	13,416,975
Instituto Costarricense de Electricidad (C)(D)	6.375	05-15-43	9,810,000	8,264,925
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	6,705,000	7,271,252
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	45,811,000	49,448,016
NRG Energy, Inc. (C)	2.450	12-02-27	22,398,000	22,219,520
NRG Energy, Inc. (C)	3.375	02-15-29	3,544,000	3,420,244
NRG Energy, Inc. (C)	3.625	02-15-31	12,042,000	11,439,900
NRG Energy, Inc. (C)	3.875	02-15-32	25,503,000	24,479,055
NRG Energy, Inc. (C)	4.450	06-15-29	16,820,000	18,344,087
Vistra Operations Company LLC (C)	3.700	01-30-27	44,151,000	46,084,339
Vistra Operations Company LLC (C)	4.300	07-15-29	32,027,000	34,301,349
32	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Gas utilities 0.3%
AmeriGas Partners LP	5.500	05-20-25	20,112,000	$21,519,840
Infraestructura Energetica Nova SAB de CV (C)	4.750	01-15-51	32,046,000	31,318,556
Suburban Propane Partners LP (C)	5.000	06-01-31	11,351,000	11,209,113
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,304,000	16,528,343
DPL, Inc.	4.125	07-01-25	16,984,000	17,640,432
LLPL Capital Pte, Ltd. (C)(D)	6.875	02-04-39	3,262,195	3,731,951
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	15,439,000	16,095,158
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,134,000	6,490,569
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	16,637,000	17,661,078

NiSource, Inc.	3.600	05-01-30	15,381,000	16,523,052
Municipal bonds 0.2%				$60,686,842
(Cost $57,426,377)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	21,809,000	25,100,351
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	2,029,184

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	33,474,000	33,557,307
Term loans (H) 0.3%				$62,179,305
(Cost $62,668,607)
Communication services 0.0%				2,635,282
Media 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	09-01-27	2,643,000	2,635,282
Consumer discretionary 0.1%				19,277,633
Hotels, restaurants and leisure 0.1%
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	4.000	10-18-28	19,621,000	19,277,633
Industrials 0.1%				24,878,088
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	25,193,000	24,878,088
Information technology 0.1%				11,793,237
Semiconductors and semiconductor equipment 0.1%
MKS Instruments, Inc., 2021 USD Tem Loan (I)	TBD	10-21-28	11,845,000	11,793,237
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Materials 0.0%				$3,595,065
Containers and packaging 0.0%

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	3.337	04-03-24	3,671,244	3,595,065
Collateralized mortgage obligations 5.8%				$1,453,403,315
(Cost $1,596,345,890)
Commercial and residential 4.8%				1,214,449,814
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(J)	0.990	04-25-53	16,522,266	16,468,640
Series 2021-2, Class A1 (C)(J)	0.985	04-25-66	12,968,473	12,851,672
Series 2021-4, Class A1 (C)(J)	1.035	01-20-65	26,841,762	26,579,461
Series 2021-5, Class A1 (C)(J)	0.951	07-25-66	31,965,164	31,631,172
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(J)	1.175	10-25-48	20,044,842	19,983,190
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(J)	3.719	11-05-32	11,565,000	11,007,122
BBCMS Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	15,994,610
Series 2020-C6, Class A2	2.690	02-15-53	10,761,000	11,057,243
BBCMS Trust
Series 2015-MSQ, Class D (C)(J)	3.990	09-15-32	7,340,000	7,379,919
Series 2015-SRCH, Class D (C)(J)	4.957	08-10-35	15,436,000	16,926,687
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	13,398	15
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	21,935,000	22,670,524
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	20,568,609
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(J)	0.941	02-25-49	12,488,463	12,492,963
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	0.896	01-10-35	123,773,000	111,321
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	1.427	03-15-37	22,072,000	21,988,736
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(C)	1.036	10-15-37	22,995,084	23,036,416
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (B)(C)	0.950	11-15-26	16,629,000	16,587,552
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (B)(C)	1.200	09-15-36	23,449,000	23,243,352
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	1.856	12-15-37	6,315,000	6,299,123
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	2.656	12-15-37	12,809,000	12,765,251
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	21,007,000	21,917,786
Series 2019-SMRT, Class A (C)	4.149	01-10-36	10,996,000	11,605,564
34	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(J)	0.924	08-25-66	22,915,244	$22,716,818
Series 2021-3, Class A1 (C)(J)	0.956	09-27-66	31,131,221	30,762,406
Series 2021-HX1, Class A1 (C)(J)	1.110	10-25-66	27,106,084	26,899,802
COLT Trust
Series 2020-RPL1, Class A1 (C)(J)	1.390	01-25-65	36,571,589	36,129,552
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.620	08-15-45	63,195,265	185,497
Series 2012-CR3, Class XA IO	1.843	10-15-45	90,676,970	694,450
Series 2014-CR15, Class XA IO	0.928	02-10-47	51,220,933	694,336
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.442	05-10-51	223,757,058	5,704,888
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(J)	4.394	08-10-30	18,413,000	18,770,295
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	7,429,361
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	14,890,688
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	1.706	05-15-36	23,820,000	23,787,974
Series 2020-NET, Class A (C)	2.257	08-15-37	7,202,000	7,280,240
Series 2021-NQM2, Class A1 (C)(J)	1.179	02-25-66	20,120,672	20,005,492
Series 2021-NQM3, Class A1 (C)(J)	1.015	04-25-66	16,900,629	16,764,486
Series 2021-NQM5, Class A1 (C)(J)	0.938	05-25-66	16,663,544	16,445,022
Series 2021-NQM6, Class A1 (C)(J)	1.174	07-25-66	27,126,301	26,912,529
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(J)	0.797	02-25-66	9,994,198	9,924,955
Series 2021-2, Class A1 (C)(J)	0.931	06-25-66	18,692,594	18,521,366
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(J)	2.500	02-01-51	31,823,122	32,000,441
GCAT Trust
Series 2021-NQM1, Class A1 (C)(J)	0.874	01-25-66	17,629,066	17,496,887
Series 2021-NQM2, Class A1 (C)(J)	1.036	05-25-66	14,790,338	14,707,589
Series 2021-NQM3, Class A1 (C)(J)	1.091	05-25-66	24,120,211	23,958,682
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (C)	0.093	08-10-44	4,138,275	41
Series 2015-590M, Class C (C)(J)	3.805	10-10-35	6,950,000	7,184,333
Series 2017-485L, Class C (C)(J)	3.982	02-10-37	6,670,000	6,965,680
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	23,171,586
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	13,614,964
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(J)	1.382	09-27-60	5,762,252	5,741,091
Series 2021-NQM1, Class A1 (C)(J)	1.017	07-25-61	11,773,236	11,707,817
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	20,619,954	215,408
Series 2007-4, Class ES IO	0.350	07-19-47	22,005,309	294,255
Series 2007-6, Class ES IO (C)	0.343	08-19-37	21,831,861	309,759
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(J)	1.071	06-25-56	14,643,994	14,474,709
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	35

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,744,000	$8,067,417
Series 2017-APTS, Class CFX (C)(J)	3.497	06-15-34	6,867,000	7,053,767
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(J)	3.174	05-15-48	20,104,000	20,676,023
Series 2013-IRV, Class XA IO (C)	1.106	05-15-48	5,195,501	40,552
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.556	08-15-46	7,398,742	38,999
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	78,781,503	383,666
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	15,788,193
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	1.456	05-15-36	11,580,000	11,521,843
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(C)	0.806	03-15-38	21,908,000	21,863,568
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(C)	1.506	03-15-38	17,056,000	16,901,121
MFA Trust
Series 2020-NQM3, Class A1 (C)(J)	1.014	01-26-65	10,475,730	10,440,081
Series 2021-NQM1, Class A1 (C)(J)	1.153	04-25-65	15,805,966	15,749,424
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (C)	1.411	08-15-45	10,820,620	36,343
Series 2012-C6, Class XA IO (C)	1.606	11-15-45	6,576,734	33,442
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	1.506	11-15-34	15,867,000	15,832,158
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(J)	3.790	11-15-32	9,223,000	9,291,555
Series 2018-ALXA, Class C (C)(J)	4.316	01-15-43	7,402,000	7,801,191
OBX Trust
Series 2020-EXP2, Class A3 (C)(J)	2.500	05-25-60	9,601,957	9,662,908
Series 2021-NQM2, Class A1 (C)(J)	1.101	05-25-61	25,447,330	25,329,857
Series 2021-NQM3, Class A1 (C)(J)	1.054	07-25-61	29,074,423	28,794,096
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	5,045,727
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(J)	2.000	01-25-36	27,954,827	28,029,274
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	22,443,070
Starwood Mortgage Residential Trust
Series 2020-3, Class A1 (C)(J)	1.486	04-25-65	7,992,649	8,014,124
Verus Securitization Trust
Series 2020-5, Class A1 (C)	1.218	05-25-65	7,860,533	7,849,530
Series 2021-3, Class A1 (C)(J)	1.046	06-25-66	25,902,863	25,687,025
Series 2021-4, Class A1 (C)(J)	0.938	07-25-66	12,809,655	12,668,731
Series 2021-5, Class A1 (C)(J)	1.013	09-25-66	24,966,096	24,611,109
Series 2021-R1, Class A1 (C)(J)	0.820	10-25-63	14,702,102	14,662,801
36	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO (C)	1.520	12-15-45	7,794,968	$81,650
Series 2012-C9, Class XA IO (C)	1.874	11-15-45	51,325,564	444,875
Series 2013-C16, Class XA IO	0.652	09-15-46	8,441,100	75,367
U.S. Government Agency 1.0%				238,953,501
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.285	12-25-21	30,719,182	31
Series K018, Class X1 IO	1.235	01-25-22	43,182,488	1,628
Series K021, Class X1 IO	1.400	06-25-22	30,855,464	56,206
Series K022, Class X1 IO	1.175	07-25-22	260,508,050	1,260,156
Series K024, Class X1 IO	0.791	09-25-22	9,336,522	44,770
Series K026, Class X1 IO	0.954	11-25-22	14,548,405	103,740
Series K038, Class X1 IO	1.113	03-25-24	172,836,608	3,853,686
Series K718, Class X1 IO	0.575	01-25-22	3,197,219	507
Series KS01, Class X1 IO	1.198	01-25-23	31,761,728	118,287
Series KS03, Class X IO	0.224	08-25-25	34,596,191	121,270
Series T-41, Class 3A (J)	4.579	07-25-32	900	989
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	115	129
Series 2012-M5, Class X IO	0.605	02-25-22	717,330	9
Government National Mortgage Association
Series 2008-90, Class IO	1.945	12-16-50	2,073,712	308,818
Series 2012-114, Class IO	0.692	01-16-53	12,318,282	264,348
Series 2012-120, Class IO	0.708	02-16-53	5,196,212	110,162
Series 2012-70, Class IO	0.165	08-16-52	1,225,791	2,762
Series 2013-63, Class IO	0.764	09-16-51	8,273,255	222,238
Series 2016-174, Class IO	0.858	11-16-56	47,082,342	2,492,341
Series 2017-109, Class IO	0.507	04-16-57	81,705,681	2,619,345
Series 2017-124, Class IO	0.677	01-16-59	54,084,203	2,373,610
Series 2017-135, Class IO	0.774	10-16-58	55,149,740	2,678,320
Series 2017-140, Class IO	0.565	02-16-59	25,325,685	1,093,761
Series 2017-159, Class IO	0.506	06-16-59	39,255,229	1,769,559
Series 2017-169, Class IO	0.614	01-16-60	101,073,176	4,543,330
Series 2017-20, Class IO	0.695	12-16-58	140,474,382	5,451,052
Series 2017-22, Class IO	0.773	12-16-57	13,741,068	652,508
Series 2017-41, Class IO	0.699	07-16-58	66,751,766	2,582,713
Series 2017-46, Class IO	0.641	11-16-57	77,798,674	3,447,648
Series 2017-61, Class IO	0.698	05-16-59	24,285,803	1,211,186
Series 2017-74, Class IO	0.582	09-16-58	59,134,262	2,059,540
Series 2017-89, Class IO	0.697	07-16-59	62,165,815	3,015,838
Series 2018-114, Class IO	0.571	04-16-60	74,913,583	3,952,029
Series 2018-158, Class IO	0.717	05-16-61	93,750,188	5,954,140
Series 2018-35, Class IO	0.523	03-16-60	85,864,492	4,248,961
Series 2018-43, Class IO	0.551	05-16-60	129,609,862	5,916,885
Series 2018-68, Class IO	0.463	01-16-60	14,246,463	691,005
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	37

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-69, Class IO	0.566	04-16-60	40,828,862	$2,362,542
Series 2018-81, Class IO	0.454	01-16-60	23,553,261	1,307,675
Series 2018-9, Class IO	0.534	01-16-60	75,955,856	3,550,526
Series 2018-99, Class IO	0.406	06-16-60	54,054,514	2,623,460
Series 2019-131, Class IO	0.922	07-16-61	74,554,281	4,727,017
Series 2020-100, Class IO	0.909	05-16-62	85,048,983	6,479,032
Series 2020-108, Class IO	0.933	06-16-62	219,282,433	16,216,046
Series 2020-114, Class IO	0.927	09-16-62	215,183,148	15,682,741
Series 2020-118, Class IO	1.047	06-16-62	172,658,439	13,393,875
Series 2020-119, Class IO	0.813	08-16-62	86,761,938	5,743,640
Series 2020-120, Class IO	0.853	05-16-62	45,728,825	3,484,486
Series 2020-137, Class IO	0.844	09-16-62	286,859,963	20,377,585
Series 2020-150, Class IO	0.984	12-16-62	137,910,322	11,155,980
Series 2020-170, Class IO	0.886	11-16-62	201,269,946	15,768,635
Series 2020-92, Class IO	1.016	02-16-62	33,517,273	2,594,592
Series 2021-110, Class IO	0.890	11-16-63	102,433,939	8,528,209
Series 2021-110, Class IO	0.872	01-16-63	93,800,708	7,381,197
Series 2021-163, Class IO	0.863	03-16-64	129,501,174	10,362,205
Series 2021-3, Class IO	0.958	09-16-62	241,171,915	19,263,438

Series 2021-40, Class IO	0.843	02-16-63	61,901,237	4,727,113
Asset backed securities 8.3%				$2,098,551,320
(Cost $2,096,543,082)
Asset backed securities 8.3%				2,098,551,320
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	39,952,000	39,559,120
Amresco Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class A6 (J)	6.510	08-25-27	1	1
AMSR Trust
Series 2020-SFR4, Class A (C)	1.355	11-17-37	33,892,000	33,123,848
Series 2021-SFR4, Class A (C)	2.117	12-17-38	14,074,000	14,089,263
Applebee’s Funding LLC
Series 2019-1A, Class A2I (C)	4.194	06-05-49	31,476,060	31,867,182
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	15,113,395	14,996,634
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	31,215,863	32,165,355
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	30,662,000	31,489,724
Series 2020-1A, Class A (C)	2.330	08-20-26	23,406,000	24,115,384
Bojangles Issuer LLC
Series 2020-1A, Class A2 (C)	3.832	10-20-50	15,998,000	16,401,438
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	11,087,906	11,443,346
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,876,000	22,259,819
38	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CF Hippolyta LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	33,852,218	$33,697,564
Series 2021-1A, Class A1 (C)	1.530	03-15-61	28,754,812	28,266,538
Chase Auto Credit Linked Notes
Series 2021-3, Class B (C)	0.760	02-26-29	19,056,460	18,971,685
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	42,916,802	42,518,873
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	31,884,735	31,183,012
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	74,580	73,405
CoreVest American Finance Trust
Series 2019-3, Class A (C)	2.705	10-15-52	5,036,302	5,154,679
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	14,617,000	14,366,916
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	3,404,606
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	11,726,138	12,228,145
Series 2021-1A, Class A2I (C)	2.045	11-20-51	52,278,000	51,420,745
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	6,758,290
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	35,681,800	37,785,563
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,215,315	24,360,801
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,486,633	21,863,938
Series 2021-1A, Class A2 (C)	2.791	10-20-51	29,249,000	28,779,290
ExteNet LLC
Series 2019-1A, Class C (C)	5.219	07-26-49	7,100,000	7,333,685
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	08-17-37	39,402,152	38,695,742
Series 2020-SFR2, Class A (C)	1.266	10-19-37	42,896,628	41,924,882
Series 2021-SFR1, Class A (C)	1.538	08-17-38	34,685,626	34,112,369
Series 2021-SFR1, Class D (C)	2.189	08-17-38	22,619,000	22,142,897
Five Guys Funding LLC
Series 2017-1A, Class A2 (C)	4.600	07-25-47	16,832,800	17,415,871
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (C)	3.857	04-30-47	9,769,091	9,917,601
Ford Credit Auto Owner Trust
Series 2020-1, Class A (C)	2.040	08-15-31	40,485,000	41,356,731
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	40,290,000	42,128,566
Series 2020-2, Class A	1.060	09-15-27	40,465,000	39,819,308
GM Financial Automobile Leasing Trust
Series 2021-2, Class A4	0.410	05-20-25	7,975,000	7,899,252
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	33,302,000	34,680,663
Series 2020-1, Class A (C)	0.680	08-15-25	15,128,000	15,091,660
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	39

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	22,181,000	$22,269,879
Series 2021-1A, Class A2 (C)	2.773	04-20-29	21,502,000	21,330,322
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	8,586,451	8,723,175
Series 2018-AA, Class A (C)	3.540	02-25-32	6,421,197	6,628,519
Home Partners of America Trust
Series 2021-2, Class A (C)	1.901	12-17-26	27,754,000	27,806,480
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	15,905,000	15,666,562
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	4,950,000	4,931,350
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	17,022,368	18,477,116
Series 2019-1A, Class A2I (C)	3.982	08-25-49	13,609,160	13,696,150
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (C)	2.730	10-25-48	3,586,886	3,639,041
MVW Owner Trust
Series 2018-1A, Class A (C)	3.450	01-21-36	12,619,019	12,957,437
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (C)	3.910	12-15-45	5,158,640	5,385,858
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	15,550,916	15,843,110
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	22,289,963	21,750,271
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	42,558,140	43,035,727
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	41,424,000	40,710,849
Series 2021-1, Class B1 (C)	2.410	10-20-61	12,548,000	12,558,527
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (C)	3.610	05-25-23	3,631,273	3,628,299
Series 2018-FNT2, Class A (C)	3.790	07-25-54	2,500,059	2,502,399
Series 2021-FHT1, Class A (C)	3.104	07-25-26	7,770,265	7,754,979
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	11,632,287	11,895,689
PFS Financing Corp.
Series 2020-E, Class A (C)	1.000	10-15-25	20,469,000	20,438,933
Progress Residential Trust
Series 2020-SFR1, Class A (C)	1.732	04-17-37	18,308,000	18,220,700
Series 2021-SFR8, Class B (C)	1.681	10-17-38	13,890,000	13,564,506
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	3,352,938	3,432,423
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (C)	2.510	01-26-32	43,933,000	45,499,774
SCF Equipment Leasing LLC
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	3,212,602
ServiceMaster Funding LLC
Series 2021-1, Class A2I (C)	2.865	07-30-51	31,346,000	30,571,284
40	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	26,146,170	$27,396,846
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	2,203,906	2,264,946
Series 2019-1A, Class A (C)	3.200	01-20-36	3,840,956	3,938,961
Series 2021-1A, Class D (C)	3.170	11-20-37	3,818,495	3,793,472
SMB Private Education Loan Trust
Series 2015-C, Class A2A (C)	2.750	07-15-27	872,730	876,363
Series 2019-B, Class A2A (C)	2.840	06-15-37	26,153,404	26,895,135
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	24,985,703	24,922,984
Series 2021-A, Class APT2 (C)	1.070	01-15-53	17,378,267	16,908,140
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	27,350,788	28,463,910
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,261,835	21,694,158
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	9,107,754	8,875,457
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	45,302,000	44,530,326
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	20,476,271	19,863,039
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(J)	3.399	10-25-53	7,568,000	7,773,854
Series 2015-2, Class 1M2 (C)(J)	3.504	11-25-60	10,930,000	11,235,334
Series 2017-2, Class A1 (C)(J)	2.750	04-25-57	1,028,812	1,039,207
Series 2018-1, Class A1 (C)(J)	3.000	01-25-58	3,645,906	3,698,166
Series 2018-4, Class A1 (C)(J)	3.000	06-25-58	16,843,467	17,289,128
Series 2018-5, Class A1A (C)(J)	3.250	07-25-58	2,214,369	2,251,052
Series 2018-6, Class A1A (C)(J)	3.750	03-25-58	16,078,646	16,410,093
Series 2019-1, Class A1 (C)(J)	3.735	03-25-58	15,230,040	15,797,605
Series 2019-4, Class A1 (C)(J)	2.900	10-25-59	15,492,176	15,820,259
Series 2020-4, Class A1 (C)	1.750	10-25-60	19,636,078	19,643,391
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31	62,034,000	64,205,153
Series 2020-1A, Class A (C)	1.350	05-25-33	22,535,000	22,541,109
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	45,408,306	45,077,370
Series 2021-1A, Class A (C)	1.860	03-20-46	26,824,627	26,210,699
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	26,045,000	25,521,772
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,601,000	20,292,807
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	32,718,447	32,537,337
VSE VOI Mortgage LLC
Series 2017-A, Class A (C)	2.330	03-20-35	9,353,229	9,482,805
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	25,780,388	25,421,189
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	7,676,275	7,543,792
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	41

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	36,533,438	$37,339,109

	Shares	Value
Common stocks 0.1%		$26,105,482
(Cost $29,181,084)
Utilities 0.1%		26,105,482
Multi-utilities 0.1%
Algonquin Power & Utilities Corp.	533,950	23,760,775

Dominion Energy, Inc.	24,838	2,344,707
Preferred securities 0.2%		$48,171,981
(Cost $45,015,094)
Communication services 0.1%		12,444,756
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	468,200	12,444,756
Consumer staples 0.0%		2,602,128
Food products 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	28,284	2,602,128
Financials 0.0%		3,135,817
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	3,135,817
Utilities 0.1%		29,989,280
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	275,700	14,912,613
The Southern Company, 6.750%	38,814	1,942,641
Multi-utilities 0.0%
DTE Energy Company, 6.250%	33,037	1,596,017
NiSource, Inc., 7.750%	111,900	11,538,009

	Par value^	Value
Escrow certificates 0.0%		$58,773
(Cost $0)
LSC Communications, Inc. (C)(K)	19,591,000	58,773

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.9%				$1,247,566,720
(Cost $1,247,540,364)
Commercial paper 0.7%				188,000,633
Automatic Data Processing, Inc.	0.040	12-01-21	140,000,000	139,999,728
Old Line Funding LLC	0.050	12-01-21	48,001,000	48,000,905
42	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government Agency 1.6%				$406,867,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	12-01-21	100,000,000	100,000,000
Federal Farm Credit Bank Discount Note	0.010	12-01-21	20,000,000	20,000,000
Federal Home Loan Bank Discount Note	0.005	12-01-21	286,867,000	286,867,000

	Yield (%)	Shares	Value
Short-term funds 0.2%			52,726,087
John Hancock Collateral Trust (L)	0.0000(M)	5,269,921	52,726,087

	Par value^	Value
Repurchase agreement 2.4%		599,973,000
Repurchase Agreement with State Street Corp. dated 11-30-21 at 0.000% to be repurchased at $599,973,000 on 12-1-21, collateralized by $447,082,600 U.S. Treasury Notes, 0.125% - 1.500% due 3-31-23 (valued at $446,876,666) and $141,579,500 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $165,095,828)	599,973,000	599,973,000

Total investments (Cost $25,695,194,618) 103.2%	$26,034,034,715
Other assets and liabilities, net (3.2%)	(808,555,565)
Total net assets 100.0%	$25,225,479,150

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,103,063,735 or 32.1% of the fund’s net assets as of 11-30-21.
(D)	All or a portion of this security is on loan as of 11-30-21.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	43

(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Non-income producing security.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 11-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 11-30-21, the aggregate cost of investments for federal income tax purposes was $25,778,665,072. Net unrealized appreciation aggregated to $255,369,643, of which $609,426,132 related to gross unrealized appreciation and $354,056,489 related to gross unrealized depreciation.
44	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $25,642,495,254) including $51,659,020 of securities loaned	$25,981,308,628
Affiliated investments, at value (Cost $52,699,364)	52,726,087
Total investments, at value (Cost $25,695,194,618)	26,034,034,715
Cash	28,774,315
Dividends and interest receivable	168,037,332
Receivable for fund shares sold	52,752,506
Receivable for investments sold	12,969,537
Receivable for securities lending income	32,154
Other assets	1,270,674
Total assets	26,297,871,233
Liabilities
Distributions payable	1,397,045
Payable for investments purchased	30,755,931
Payable for delayed delivery securities purchased	942,839,545
Payable for fund shares repurchased	38,781,274
Payable upon return of securities loaned	52,738,290
Payable to affiliates
Accounting and legal services fees	1,243,011
Transfer agent fees	937,750
Distribution and service fees	207,465
Trustees’ fees	6,293
Other liabilities and accrued expenses	3,485,479
Total liabilities	1,072,392,083
Net assets	$25,225,479,150
Net assets consist of
Paid-in capital	$24,813,023,023
Total distributable earnings (loss)	412,456,127
Net assets	$25,225,479,150

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	45

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,212,409,509 ÷ 135,997,865 shares)[1]	$16.27
Class C ($218,128,803 ÷ 13,408,329 shares)[1]	$16.27
Class I ($6,524,867,110 ÷ 401,050,395 shares)	$16.27
Class R2 ($106,035,356 ÷ 6,510,252 shares)	$16.29
Class R4 ($64,139,607 ÷ 3,936,744 shares)	$16.29
Class R6 ($11,735,942,673 ÷ 720,093,874 shares)	$16.30
Class NAV ($4,363,956,092 ÷ 267,868,207 shares)	$16.29
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$16.95

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
46	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-21 (unaudited)

Investment income
Interest	$387,299,944
Dividends	3,296,500
Securities lending	222,543
Less foreign taxes withheld	(136,648)
Total investment income	390,682,339
Expenses
Investment management fees	38,240,507
Distribution and service fees	4,838,684
Accounting and legal services fees	2,087,211
Transfer agent fees	5,550,069
Trustees’ fees	184,270
Custodian fees	1,366,340
State registration fees	322,336
Printing and postage	388,663
Professional fees	271,602
Other	616,740
Total expenses	53,866,422
Less expense reductions	(1,166,268)
Net expenses	52,700,154
Net investment income	337,982,185
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	132,217,266
Affiliated investments	(5,082)
132,212,184
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(199,095,125)
Affiliated investments	(794)
(199,095,919)
Net realized and unrealized loss	(66,883,735)
Increase in net assets from operations	$271,098,450
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	47

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$337,982,185	$628,231,002
Net realized gain	132,212,184	122,007,257
Change in net unrealized appreciation (depreciation)	(199,095,919)	31,921,307
Increase in net assets resulting from operations	271,098,450	782,159,566
Distributions to shareholders
From earnings
Class A	(29,553,827)	(93,164,613)
Class B	—	(18,026)[1]
Class C	(2,281,766)	(8,873,298)
Class I	(95,917,784)	(247,106,242)
Class R2	(1,432,528)	(4,377,095)
Class R4	(906,408)	(2,607,626)
Class R6	(171,910,493)	(390,138,865)
Class NAV	(68,669,485)	(184,529,067)
Total distributions	(370,672,291)	(930,814,832)
From fund share transactions	1,731,984,606	5,463,488,617
Total increase	1,632,410,765	5,314,833,351
Net assets
Beginning of period	23,593,068,385	18,278,235,034
End of period	$25,225,479,150	$23,593,068,385

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.
48	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.32	$16.37	$15.83	$15.41	$15.93	$15.79
Net investment income[2]	0.20	0.44	0.45	0.49	0.46	0.45
Net realized and unrealized gain (loss) on investments	(0.03)	0.19	0.68	0.46	(0.47)	0.18
Total from investment operations	0.17	0.63	1.13	0.95	(0.01)	0.63
Less distributions
From net investment income	(0.22)	(0.50)	(0.49)	(0.53)	(0.51)	(0.49)
From net realized gain	—	(0.18)	(0.10)	—	—	—
Total distributions	(0.22)	(0.68)	(0.59)	(0.53)	(0.51)	(0.49)
Net asset value, end of period	$16.27	$16.32	$16.37	$15.83	$15.41	$15.93
Total return (%)[3,4]	1.04[5]	3.83	7.22	6.33	(0.11)	4.07
Ratios and supplemental data
Net assets, end of period (in millions)	$2,212	$2,139	$2,100	$1,688	$1,488	$1,492
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[6]	0.78	0.79	0.78	0.81	0.89
Expenses including reductions	0.76[6]	0.77	0.78	0.78	0.79	0.83
Net investment income	2.42[6]	2.65	2.82	3.21	2.93	2.83
Portfolio turnover (%)	59	98	125	106	74	98[7]

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	49

CLASS C SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.32	$16.37	$15.84	$15.41	$15.93	$15.79
Net investment income[2]	0.14	0.32	0.34	0.39	0.35	0.34
Net realized and unrealized gain (loss) on investments	(0.03)	0.19	0.66	0.46	(0.47)	0.18
Total from investment operations	0.11	0.51	1.00	0.85	(0.12)	0.52
Less distributions
From net investment income	(0.16)	(0.38)	(0.37)	(0.42)	(0.40)	(0.38)
From net realized gain	—	(0.18)	(0.10)	—	—	—
Total distributions	(0.16)	(0.56)	(0.47)	(0.42)	(0.40)	(0.38)
Net asset value, end of period	$16.27	$16.32	$16.37	$15.84	$15.41	$15.93
Total return (%)[3,4]	0.69[5]	3.10	6.41	5.66	(0.80)	3.35
Ratios and supplemental data
Net assets, end of period (in millions)	$218	$239	$278	$252	$269	$299
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47[6]	1.48	1.49	1.48	1.51	1.59
Expenses including reductions	1.46[6]	1.47	1.48	1.48	1.49	1.53
Net investment income	1.72[6]	1.94	2.11	2.51	2.23	2.14
Portfolio turnover (%)	59	98	125	106	74	98[7]

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
50	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.33	$16.37	$15.84	$15.41	$15.93	$15.80
Net investment income[2]	0.22	0.49	0.50	0.53	0.50	0.50
Net realized and unrealized gain (loss) on investments	(0.03)	0.20	0.67	0.47	(0.47)	0.17
Total from investment operations	0.19	0.69	1.17	1.00	0.03	0.67
Less distributions
From net investment income	(0.25)	(0.55)	(0.54)	(0.57)	(0.55)	(0.54)
From net realized gain	—	(0.18)	(0.10)	—	—	—
Total distributions	(0.25)	(0.73)	(0.64)	(0.57)	(0.55)	(0.54)
Net asset value, end of period	$16.27	$16.33	$16.37	$15.84	$15.41	$15.93
Total return (%)[3]	1.13[4]	4.20	7.47	6.70	0.19	4.33
Ratios and supplemental data
Net assets, end of period (in millions)	$6,525	$6,244	$4,693	$2,928	$2,236	$5,385
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47[5]	0.48	0.49	0.50	0.51	0.57
Expenses including reductions	0.46[5]	0.47	0.48	0.49	0.49	0.51
Net investment income	2.71[5]	2.95	3.11	3.48	3.19	3.15
Portfolio turnover (%)	59	98	125	106	74	98[6]

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	51

CLASS R2 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.34	$16.39	$15.85	$15.42	$15.95	$15.81
Net investment income[2]	0.19	0.43	0.44	0.48	0.45	0.44
Net realized and unrealized gain (loss) on investments	(0.03)	0.18	0.67	0.47	(0.49)	0.18
Total from investment operations	0.16	0.61	1.11	0.95	(0.04)	0.62
Less distributions
From net investment income	(0.21)	(0.48)	(0.47)	(0.52)	(0.49)	(0.48)
From net realized gain	—	(0.18)	(0.10)	—	—	—
Total distributions	(0.21)	(0.66)	(0.57)	(0.52)	(0.49)	(0.48)
Net asset value, end of period	$16.29	$16.34	$16.39	$15.85	$15.42	$15.95
Total return (%)[3]	1.00[4]	3.73	7.12	6.29	(0.27)	3.97
Ratios and supplemental data
Net assets, end of period (in millions)	$106	$111	$105	$86	$83	$56
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[5]	0.87	0.87	0.88	0.92	0.98
Expenses including reductions	0.85[5]	0.86	0.87	0.88	0.89	0.92
Net investment income	2.33[5]	2.56	2.73	3.11	2.84	2.75
Portfolio turnover (%)	59	98	125	106	74	98[6]

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
52	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.35	$16.39	$15.86	$15.43	$15.95	$15.81
Net investment income[2]	0.21	0.47	0.48	0.52	0.49	0.49
Net realized and unrealized gain (loss) on investments	(0.04)	0.19	0.66	0.47	(0.48)	0.17
Total from investment operations	0.17	0.66	1.14	0.99	0.01	0.66
Less distributions
From net investment income	(0.23)	(0.52)	(0.51)	(0.56)	(0.53)	(0.52)
From net realized gain	—	(0.18)	(0.10)	—	—	—
Total distributions	(0.23)	(0.70)	(0.61)	(0.56)	(0.53)	(0.52)
Net asset value, end of period	$16.29	$16.35	$16.39	$15.86	$15.43	$15.95
Total return (%)[3]	1.06[4]	4.05	7.32	6.55	0.05	4.25
Ratios and supplemental data
Net assets, end of period (in millions)	$64	$62	$55	$44	$39	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[5]	0.72	0.72	0.74	0.76	0.82
Expenses including reductions	0.60[5]	0.61	0.62	0.63	0.64	0.66
Net investment income	2.58[5]	2.81	2.99	3.36	3.09	3.09
Portfolio turnover (%)	59	98	125	106	74	98[6]

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	53

CLASS R6 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.35	$16.40	$15.86	$15.43	$15.96	$15.81
Net investment income[2]	0.23	0.51	0.52	0.55	0.53	0.52
Net realized and unrealized gain (loss) on investments	(0.02)	0.19	0.67	0.47	(0.49)	0.19
Total from investment operations	0.21	0.70	1.19	1.02	0.04	0.71
Less distributions
From net investment income	(0.26)	(0.57)	(0.55)	(0.59)	(0.57)	(0.56)
From net realized gain	—	(0.18)	(0.10)	—	—	—
Total distributions	(0.26)	(0.75)	(0.65)	(0.59)	(0.57)	(0.56)
Net asset value, end of period	$16.30	$16.35	$16.40	$15.86	$15.43	$15.96
Total return (%)[3]	1.25[4]	4.25	7.65	6.81	0.23	4.58
Ratios and supplemental data
Net assets, end of period (in millions)	$11,736	$10,341	$7,305	$6,560	$5,944	$529
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36[5]	0.37	0.37	0.39	0.42	0.48
Expenses including reductions	0.35[5]	0.36	0.37	0.38	0.39	0.41
Net investment income	2.82[5]	3.05	3.22	3.61	3.37	3.27
Portfolio turnover (%)	59	98	125	106	74	98[6]

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
54	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.35	$16.39	$15.86	$15.43	$15.95	$15.81
Net investment income[2]	0.23	0.51	0.52	0.56	0.53	0.51
Net realized and unrealized gain (loss) on investments	(0.03)	0.20	0.67	0.47	(0.48)	0.19
Total from investment operations	0.20	0.71	1.19	1.03	0.05	0.70
Less distributions
From net investment income	(0.26)	(0.57)	(0.56)	(0.60)	(0.57)	(0.56)
From net realized gain	—	(0.18)	(0.10)	—	—	—
Total distributions	(0.26)	(0.75)	(0.66)	(0.60)	(0.57)	(0.56)
Net asset value, end of period	$16.29	$16.35	$16.39	$15.86	$15.43	$15.95
Total return (%)[3]	1.19[4]	4.32	7.60	6.83	0.30	4.51
Ratios and supplemental data
Net assets, end of period (in millions)	$4,364	$4,458	$3,739	$4,461	$1,959	$1,862
Ratios (as a percentage of average net assets):
Expenses before reductions	0.35[5]	0.36	0.36	0.37	0.40	0.46
Expenses including reductions	0.34[5]	0.35	0.35	0.37	0.38	0.41
Net investment income	2.83[5]	3.07	3.23	3.63	3.34	3.28
Portfolio turnover (%)	59	98	125	106	74	98[6]

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	55

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
56	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$7,556,115,460	—	$7,556,115,460	—
Foreign government obligations	128,140,635	—	128,140,635	—
Corporate bonds	13,353,054,882	—	13,353,054,882	—
Municipal bonds	60,686,842	—	60,686,842	—
Term loans	62,179,305	—	62,179,305	—
Collateralized mortgage obligations	1,453,403,315	—	1,453,403,315	—
Asset backed securities	2,098,551,320	—	2,098,551,320	—
Common stocks	26,105,482	$26,105,482	—	—
Preferred securities	48,171,981	45,569,853	2,602,128	—
Escrow certificates	58,773	—	58,773	—
Short-term investments	1,247,566,720	52,726,087	1,194,840,633	—
Total investments in securities	$26,034,034,715	$124,401,422	$25,909,633,293	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	57

In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
58	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2021, the fund loaned securities valued at $51,659,020 and received $52,738,290 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2021 were $39,712.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	59

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s
60	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Multi-Asset High Income Fund, a series of John Hancock Funds II, as defined in the advisory agreement. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$101,548
Class C	10,621
Class I	296,421
Class R2	5,093
Class	Expense reduction
Class R4	$2,939
Class R6	513,334
Class NAV	204,453
Total	$1,134,409

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2021, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	61

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $31,859 for Class R4 shares for the six months ended November 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,071,230 for the six months ended November 30, 2021. Of this amount, $151,135 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $920,095 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2021, CDSCs received by the Distributor amounted to $25,183 and $7,542 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,304,034	$1,255,076
Class C	1,153,462	131,493
Class I	—	3,667,154
Class R2	272,062	4,850
62	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class R4	$109,126	$2,796
Class R6	—	488,700
Total	$4,838,684	$5,550,069
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2021 and for the year ended May 31, 2021 were as follows:
	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,850,321	$227,852,604	38,652,892	$644,370,586
Distributions reinvested	1,735,326	28,518,329	5,401,231	89,996,746
Repurchased	(10,623,659)	(174,556,981)	(41,335,033)	(687,524,842)
Net increase	4,961,988	$81,813,952	2,719,090	$46,842,490
Class B shares
Sold	—	—	3,729	$63,012
Distributions reinvested	—	—	964	16,144
Repurchased	—	—	(193,268)	(3,235,561)
Net decrease	—	—	(188,575)	$(3,156,405)
Class C shares
Sold	719,698	$11,851,490	3,237,660	$54,007,128
Distributions reinvested	131,748	2,165,437	504,456	8,409,619
Repurchased	(2,093,022)	(34,408,694)	(6,066,637)	(100,982,858)
Net decrease	(1,241,576)	$(20,391,767)	(2,324,521)	$(38,566,111)
Class I shares
Sold	66,906,941	$1,099,734,264	186,383,088	$3,097,424,907
Distributions reinvested	5,485,487	90,158,164	13,876,937	231,003,735
Repurchased	(53,784,378)	(883,969,496)	(104,556,154)	(1,732,418,414)
Net increase	18,608,050	$305,922,932	95,703,871	$1,596,010,228
Class R2 shares
Sold	699,024	$11,503,066	3,778,070	$62,425,939
Distributions reinvested	68,912	1,134,059	213,057	3,553,443
Repurchased	(1,023,085)	(16,822,523)	(3,654,113)	(60,303,225)
Net increase (decrease)	(255,149)	$(4,185,398)	337,014	$5,676,157
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	63

	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	396,079	$6,527,733	1,390,654	$23,191,301
Distributions reinvested	55,013	905,430	155,307	2,590,376
Repurchased	(298,085)	(4,901,784)	(1,119,284)	(18,652,764)
Net increase	153,007	$2,531,379	426,677	$7,128,913
Class R6 shares
Sold	123,145,566	$2,028,922,123	241,700,780	$4,017,196,478
Distributions reinvested	10,381,464	170,900,794	23,297,942	388,337,222
Repurchased	(45,727,180)	(752,920,344)	(78,232,701)	(1,298,540,703)
Net increase	87,799,850	$1,446,902,573	186,766,021	$3,106,992,997
Class NAV shares
Sold	3,522,803	$57,744,689	43,244,135	$719,558,389
Distributions reinvested	4,171,979	68,669,485	11,071,079	184,529,067
Repurchased	(12,527,111)	(207,023,239)	(9,714,032)	(161,527,108)
Net increase (decrease)	(4,832,329)	$(80,609,065)	44,601,182	$742,560,348
Total net increase	105,193,841	$1,731,984,606	328,040,759	$5,463,488,617
Affiliates of the fund owned 100% of shares of Class NAV on November 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$1,763,175
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. treasury obligations, amounted to $4,073,823,858 and $3,075,727,611, respectively, for the six months ended November 30, 2021. Purchases and sales of U.S. Treasury obligations aggregated $11,348,326,058 and $11,249,723,686, respectively, for the six months ended November 30, 2021.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2021, funds within the John Hancock group of funds complex held 17.3% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
64	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,269,921	$40,898,460	$325,003,617	$(313,170,114)	$(5,082)	$(794)	$222,543	—	$52,726,087

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	65

Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
66	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	67

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
68	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	69

management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
70	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	71

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
72	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*,1
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Retired effective 12-31-21
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Pranay Sonalkar
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	73

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1949141	21SA 11/21
1/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 7, 2022
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 7, 2022